                          NAVELLIER PERFORMANCE FUNDS

                                                                   Annual Report
                                                               December 31, 2001

                              [NAVELLIER GRAPHIC]


             Aggressive Growth Portfolio
                Mid Cap Growth Portfolio
          Aggressive Micro Cap Portfolio
               Small Cap Value Portfolio
              Large Cap Growth Portfolio
               Large Cap Value Portfolio                    [NAVELLIER LOGO]
   Aggressive Small Cap Equity Portfolio                    Calculated Investing

                                                ANNUAL REPORT, December 31, 2001
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

                                                                February 5, 2002

Dear Shareholder:

      It is no secret to anyone in the world of investments that it was a tough year for active money managers, those managers that consistently attempt to beat their respective benchmarks by the widest possible margin. Moreover, it was equally disappointing for most growth managers, as the market dramatically shifted to a value bias after the bursting of the technology bubble. In fact, 2000 and 2001 experienced the most dramatic shift from a growth bias to a value bias in the history of the stock market. Many would concur that it was an anomaly in the market. Great fortunes were made in the market from the lows of October 1998 to the highs of March 2000. Unfortunately, great losses were incurred by many investors from the highs of March 2000 through the post-terrorist attacks of September 2001. What seasoned investors have learned over the years is that the market endures recessions, it endures unforeseen catastrophes and it endures shifts in market cycles from growth to value and vice versa. These are precisely the reasons why veteran financial consultants preach the virtues of long-term, diversified investing. They are also the reasons why we feel it is important for all investors to understand what to expect from Navellier.

[AGGRESSIVE GROWTH PORTFOLIO LINE GRAPH]

                                                    AGGRESSIVE GROWTH             RUSSELL 2000             RUSSELL 2000 GROWTH
                                                    -----------------             ------------             -------------------
12/28/95                                                10000.00                    10000.00                    10000.00
                                                         9999.00                    10065.00                    10100.00
                                                         9630.00                    10054.00                    10016.00
                                                        10620.00                    10368.00                    10473.00
3/29/96                                                 11330.00                    10579.00                    10680.00
                                                        13020.00                    11145.00                    11500.00
                                                        14040.00                    11584.00                    12090.00
6/28/96                                                 13050.00                    11108.00                    11304.00
                                                        11180.00                    10138.00                     9924.00
                                                        11850.00                    10726.00                    10659.00
9/30/96                                                 12730.00                    11146.00                    11208.00
                                                        12150.00                    10974.00                    10724.00
                                                        12220.00                    11426.00                    11023.00
12/31/96                                                12250.00                    11725.00                    11237.00
                                                        12440.00                    11960.00                    11518.00
                                                        10880.00                    11670.00                    10823.00
3/31/97                                                 10670.00                    11119.00                    10059.00
                                                        10530.00                    11150.00                     9942.00
                                                        11290.00                    12391.00                    11437.00
6/30/97                                                 12040.00                    12922.00                    11825.00
                                                        13200.00                    13523.00                    12431.00
                                                        13280.00                    13832.00                    12804.00
9/30/97                                                 14560.00                    14845.00                    13825.00
                                                        14010.00                    14193.00                    12995.00
                                                        13500.00                    14101.00                    12685.00
12/31/97                                                13447.00                    14348.00                    12692.00
                                                        12992.00                    14121.00                    12523.00
                                                        13922.00                    15165.00                    13629.00
3/31/98                                                 14671.00                    15791.00                    14200.00
                                                        14691.00                    15878.00                    14287.00
                                                        13892.00                    15023.00                    13249.00
6/30/98                                                 14135.00                    15055.00                    13385.00
                                                        13659.00                    13836.00                    12267.00
                                                        10816.00                    11149.00                     9435.00
9/30/98                                                 11717.00                    12022.00                    10392.00
                                                        11676.00                    12512.00                    10934.00
                                                        13356.00                    13168.00                    11782.00
12/31/98                                                14995.00                    13982.00                    12848.00
                                                        15582.00                    14168.00                    13426.00
                                                        14388.00                    13021.00                    12198.00
3/31/99                                                 15025.00                    13224.00                    12632.00
                                                        16735.00                    14409.00                    13748.00
                                                        16735.00                    14619.00                    13770.00
6/30/99                                                 18152.00                    15281.00                    14495.00
                                                        17504.00                    14861.00                    14047.00
                                                        18303.00                    14311.00                    13522.00
9/30/99                                                 18496.00                    14314.00                    13782.00
                                                        19163.00                    14372.00                    14135.00
                                                        20479.00                    15231.00                    15630.00
12/31/99                                                21909.00                    16955.00                    18385.00
                                                        20111.00                    16682.00                    18214.00
                                                        23465.00                    19437.00                    22451.00
3/31/00                                                 22670.00                    18156.00                    20091.00
                                                        22324.00                    17063.00                    18063.00
                                                        20791.00                    16069.00                    16481.00
6/30/00                                                 23154.00                    17469.00                    18610.00
                                                        22451.00                    16907.00                    17015.00
                                                        25171.00                    18197.00                    18805.00
9/30/00                                                 25194.00                    17663.00                    17871.00
                                                        23350.00                    16874.00                    16420.00
                                                        21137.00                    15142.00                    13439.00
12/31/00                                                22580.00                    16442.00                    14261.00
                                                        20436.00                    17298.00                    15416.00
                                                        18362.00                    16163.00                    13302.00
3/31/01                                                 17499.00                    15373.00                    12093.00
                                                        18947.00                    16575.00                    13574.00
                                                        20255.00                    16983.00                    13888.00
6/30/01                                                 20311.00                    17569.00                    14267.00
                                                        19852.00                    16618.00                    13050.00
                                                        18738.00                    16081.00                    12235.00
9/30/01                                                 17861.00                    13917.00                    10260.00
                                                        18738.00                    14731.00                    11248.00
                                                        19058.00                    15872.00                    12186.00
12/31/01                                                19629.00                    16851.00                    12945.00

                          AGGRESSIVE GROWTH PORTFOLIO

           TOTAL RETURNS
         FOR PERIODS ENDED                    RUSSELL   RUSSELL 2000
        DECEMBER 31, 2001*           FUND      2000        GROWTH
  -------------------------------  --------   -------   ------------
  One Year                         (13.07)%     2.49%     (9.23)%
  Annualized 5 Year                   9.89%     7.52%       2.87%
  Annualized Since Inception**       11.87%     9.07%       4.39%
  Value of a $10,000 investment
   over Life of Fund**              $19,629   $16,851     $12,945
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the
    redemption of fund shares.
  **Inception December 28, 1995

[MID-CAP GROWTH PORTFOLIO LINE GRAPH]

                                                  Mid Cap Growth              Russell Mid Cap Growth     Russell 2000 Growth
                                                  --------------              ----------------------     -------------------
11/27/96                                                        10000.00            10000.00                    10000.00
12/31/96                                                        10275.00             9846.00                    10254.00
                                                                10465.00            10282.00                    10510.00
                                                                10295.00            10055.00                     9876.00
3/31/97                                                          9985.00             9487.00                     9179.00
                                                                10275.00             9719.00                     9072.00
                                                                10835.00            10590.00                    10436.00
6/30/97                                                         11385.00            10884.00                    10790.00
                                                                12506.00            11925.00                    11343.00
                                                                12426.00            11809.00                    11683.00
9/30/97                                                         13386.00            12407.00                    12616.00
                                                                12766.00            11785.00                    11858.00
                                                                12776.00            11909.00                    11575.00
12/31/97                                                        12965.00            12066.00                    11582.00
                                                                12725.00            11848.00                    11427.00
                                                                13695.00            12962.00                    12436.00
3/31/98                                                         14665.00            13506.00                    12958.00
                                                                14634.00            13689.00                    13037.00
                                                                14039.00            13126.00                    12090.00
6/30/98                                                         14404.00            13497.00                    12213.00
                                                                13768.00            12919.00                    11194.00
                                                                11651.00            10453.00                     8610.00
9/30/98                                                         12485.00            11244.00                     9483.00
                                                                12110.00            12072.00                     9977.00
                                                                12944.00            12886.00                    10751.00
12/31/98                                                        14561.00            14221.00                    11724.00
                                                                16737.00            14647.00                    12251.00
                                                                16011.00            13931.00                    11131.00
3/31/99                                                         18507.00            14707.00                    11527.00
                                                                19851.00            15377.00                    12545.00
                                                                19585.00            15179.00                    12565.00
6/30/99                                                         21569.00            16239.00                    13227.00
                                                                21515.00            15722.00                    12818.00
                                                                22092.00            15558.00                    12338.00
9/30/99                                                         21985.00            15426.00                    12576.00
                                                                25174.00            16619.00                    12898.00
                                                                28097.00            18340.00                    14262.00
12/31/99                                                        33049.00            21515.00                    16776.00
                                                                32305.00            21511.00                    16620.00
                                                                44233.00            26033.00                    20487.00
3/31/00                                                         37360.00            26060.00                    18333.00
                                                                37525.00            23530.00                    16482.00
                                                                31987.00            21815.00                    15039.00
6/30/00                                                         33771.00            24130.00                    16982.00
                                                                31889.00            22602.00                    15526.00
                                                                38499.00            26010.00                    17160.00
9/30/00                                                         38017.00            24739.00                    16307.00
                                                                35183.00            23046.00                    14983.00
                                                                30094.00            18038.00                    12263.00
12/31/00                                                        34250.00            18988.00                    13013.00
                                                                32073.00            20072.00                    14067.00
                                                                29319.00            16600.00                    12138.00
3/31/01                                                         26520.00            14225.00                    11035.00
                                                                28630.00            16596.00                    12386.00
                                                                28497.00            16517.00                    12673.00
6/30/01                                                         25965.00            16526.00                    13018.00
                                                                25154.00            15412.00                    11908.00
                                                                23966.00            14295.00                    11164.00
9/30/01                                                         22411.00            11932.00                     9363.00
                                                                22866.00            13186.00                    10263.00
                                                                23933.00            14606.00                    11120.00
12/31/01                                                        24954.00            15161.00                    11812.00

                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS

           TOTAL RETURNS                       RUSSELL
         FOR PERIODS ENDED                     MID CAP    RUSSELL 2000
        DECEMBER 31, 2001*           FUND      GROWTH        GROWTH
  -------------------------------  --------   ---------   ------------
  One Year                         (27.14)%    (20.15)%     (9.23)%
  Annualized 5 Year                  19.42%       9.02%       2.87%
  Annualized Since Inception**       19.64%       8.51%       3.32%
  Value of a $10,000 investment
   over Life of Fund**              $24,954     $15,161     $11,812
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  **Inception November 26, 1996

      For those clients that invested in Navellier funds during the past year, we fully realize how painful it has been. For those clients that invested with Navellier long ago, we trust that they are still quite satisfied with their historical returns. The long-term track record at Navellier is still very impressive. In fact, the Navellier Mid Cap Growth Portfolio, despite last year's pullback, still averaged 19.64%(+) per year since its inception in 1996.

[AGGRESSIVE MICRO CAP GROWTH LINE GRAPH]


                                                  AGGRESSIVE MICRO CAP            RUSSELL 2000             RUSSELL 2000 GROWTH
                                                  --------------------            ------------             -------------------
3/17/97                                                 10000.00                    10000.00                    10000.00
3/31/97                                                  9859.00                     9592.00                     9500.00
4/30/97                                                  9872.00                     9618.00                     9390.00
5/30/97                                                 10691.00                    10688.00                    10802.00
6/30/97                                                 11432.00                    11146.00                    11168.00
7/31/97                                                 12423.00                    11665.00                    11740.00
8/29/97                                                 12679.00                    11932.00                    12092.00
9/30/97                                                 13593.00                    12805.00                    13057.00
10/31/97                                                13434.00                    12243.00                    12273.00
11/28/97                                                13459.00                    12164.00                    11981.00
12/31/97                                                13276.00                    12376.00                    11987.00
1/30/98                                                 12821.00                    12181.00                    11827.00
2/27/98                                                 13608.00                    13082.00                    12872.00
3/31/98                                                 13914.00                    13621.00                    13411.00
4/30/98                                                 14083.00                    13697.00                    13494.00
5/29/98                                                 13719.00                    12959.00                    12513.00
6/30/98                                                 14090.00                    12986.00                    12641.00
7/31/98                                                 13283.00                    11935.00                    11586.00
8/31/98                                                 10699.00                     9618.00                     8911.00
9/30/98                                                 11441.00                    10370.00                     9815.00
10/30/98                                                11083.00                    10793.00                    10327.00
11/30/98                                                12229.00                    11359.00                    11128.00
12/31/98                                                13289.00                    12061.00                    12135.00
1/29/99                                                 13400.00                    12222.00                    12680.00
2/26/99                                                 12151.00                    11232.00                    11520.00
3/31/99                                                 11454.00                    11407.00                    11931.00
4/30/99                                                 12450.00                    12429.00                    12984.00
5/28/99                                                 13068.00                    12611.00                    13005.00
6/30/99                                                 13856.00                    13181.00                    13690.00
7/30/99                                                 13335.00                    12820.00                    13267.00
8/31/99                                                 12964.00                    12345.00                    12771.00
9/30/99                                                 13914.00                    12348.00                    13017.00
10/29/99                                                13745.00                    12398.00                    13350.00
11/30/99                                                13966.00                    13138.00                    14762.00
12/31/99                                                15254.00                    14625.00                    17364.00
1/31/00                                                 14606.00                    14390.00                    17202.00
2/29/00                                                 17268.00                    16767.00                    21204.00
3/31/00                                                 20912.00                    15661.00                    18976.00
4/30/00                                                 19732.00                    14719.00                    17060.00
5/31/00                                                 18646.00                    13861.00                    15566.00
6/30/00                                                 23288.00                    15069.00                    17577.00
7/31/00                                                 19438.00                    14585.00                    16070.00
8/31/00                                                 22748.00                    15697.00                    17761.00
9/30/00                                                 22441.00                    15236.00                    16878.00
10/31/00                                                20462.00                    14556.00                    15508.00
11/30/00                                                17479.00                    13062.00                    12692.00
12/31/00                                                18888.00                    14183.00                    13469.00
1/31/01                                                 17825.00                    14922.00                    14559.00
2/28/01                                                 14891.00                    13943.00                    12564.00
3/31/01                                                 14625.00                    13261.00                    11421.00
4/30/01                                                 16253.00                    14298.00                    12820.00
5/31/01                                                 16533.00                    14650.00                    13117.00
6/30/01                                                 17245.00                    15155.00                    13474.00
7/31/01                                                 16617.00                    14335.00                    12325.00
8/31/01                                                 15128.00                    13872.00                    11555.00
9/30/01                                                 12878.00                    12005.00                     9691.00
10/31/01                                                14339.00                    12707.00                    10623.00
11/30/01                                                15680.00                    13691.00                    11510.00
12/31/01                                                16141.00                    14536.00                    12226.00

                         AGGRESSIVE MICRO CAP PORTFOLIO

           TOTAL RETURNS
         FOR PERIODS ENDED                   RUSSELL   RUSSELL 2000
        DECEMBER 31, 2001*          FUND      2000        GROWTH
  -------------------------------  -------   -------   ------------
  One Year                         (14.54)%    2.49%     (9.23)%
  Annualized Since Inception**      10.50%     8.11%       4.28%
  Value of a $10,000 investment
   over Life of Fund**             $16,141   $14,536     $12,226
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the
    redemption of fund shares.
  **Inception March 17, 1997

[SMALL CAP VALUE PORTFOLIO LINE GRAPH]

                                                     SMALL CAP VALUE              RUSSELL 2000             RUSSELL 2000 VALUE
                                                     ---------------              ------------             ------------------
12/19/97                                                10000.00                    10000.00                    10000.00
12/31/97                                                10125.00                     9167.00                    10363.00
1/30/98                                                  9885.00                     9022.00                    10176.00
2/27/98                                                 10405.00                     9690.00                    10791.00
3/31/98                                                 10945.00                    10089.00                    11228.00
4/30/98                                                 11105.00                    10145.00                    11284.00
5/29/98                                                 10695.00                     9599.00                    10884.00
6/30/98                                                 10315.00                     9619.00                    10823.00
7/31/98                                                  9625.00                     8840.00                     9975.00
8/31/98                                                  8244.00                     7124.00                     8413.00
9/30/98                                                  8384.00                     7681.00                     8888.00
10/30/98                                                 8514.00                     7994.00                     9152.00
11/30/98                                                 8894.00                     8413.00                     9400.00
12/31/98                                                 9286.00                     8934.00                     9694.00
1/29/99                                                  9065.00                     9053.00                     9474.00
2/26/99                                                  8419.00                     8319.00                     8828.00
3/31/99                                                  8379.00                     8449.00                     8755.00
4/30/99                                                  8853.00                     9206.00                     9554.00
5/28/99                                                  9216.00                     9341.00                     9848.00
6/30/99                                                  9871.00                     9763.00                    10204.00
7/30/99                                                  9680.00                     9495.00                     9962.00
8/31/99                                                  9105.00                     9144.00                     9598.00
9/30/99                                                  8923.00                     9146.00                     9406.00
10/29/99                                                 8681.00                     9183.00                     9218.00
11/30/99                                                 8944.00                     9731.00                     9266.00
12/31/99                                                 9327.00                    10833.00                     9550.00
1/31/00                                                  8679.00                    10659.00                     9300.00
2/29/00                                                  9317.00                    12419.00                     9869.00
3/31/00                                                  9718.00                    11600.00                     9915.00
4/30/00                                                 10017.00                    10902.00                     9974.00
5/31/00                                                  9801.00                    10267.00                     9822.00
6/30/00                                                 10532.00                    11162.00                    10109.00
7/31/00                                                  9729.00                    10803.00                    10445.00
8/31/00                                                 10892.00                    11627.00                    10912.00
9/30/00                                                 10830.00                    11285.00                    10851.00
10/31/00                                                10377.00                    10781.00                    10812.00
11/30/00                                                 9893.00                     9675.00                    10592.00
12/31/00                                                11220.00                    10506.00                    11730.00
1/31/01                                                 11189.00                    11053.00                    12054.00
2/28/01                                                 10653.00                    10327.00                    12037.00
3/31/01                                                 10488.00                     9822.00                    11844.00
4/30/01                                                 11478.00                    10591.00                    12392.00
5/31/01                                                 12375.00                    10851.00                    12711.00
6/30/01                                                 12169.00                    11226.00                    13222.00
7/31/01                                                 12458.00                    10618.00                    12926.00
8/31/01                                                 11839.00                    10275.00                    12881.00
9/30/01                                                 10684.00                     8892.00                    11459.00
10/31/01                                                11220.00                     9412.00                    11759.00
11/30/01                                                12056.00                    10141.00                    12603.00
12/31/01                                                12655.00                    10767.00                    13375.00

                           SMALL CAP VALUE PORTFOLIO

           TOTAL RETURNS
         FOR PERIODS ENDED                   RUSSELL   RUSSELL 2000
        DECEMBER 31, 2001*          FUND      2000        VALUE
  -------------------------------  -------   -------   ------------
  One Year                          12.79%     2.49%      14.02%
  Annualized Since Inception**       6.01%     1.85%       7.47%
  Value of a $10,000 investment
   over Life of Fund**             $12,655   $10,767     $13,375
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the
    redemption of fund shares.
  **Inception December 19, 1997

[LARGE CAP GROWTH PORTFOLIO LINE GRAPH]

                                                    LARGE CAP GROWTH                 S&P 500               RUSSELL 1000 GROWTH
                                                    ----------------                 -------               -------------------
12/19/97                                                10000.00                    10000.00                    10000.00
12/31/97                                                10256.00                    10255.00                    10300.00
1/30/98                                                 10106.00                    10369.00                    10608.00
2/27/98                                                 10856.00                    11116.00                    11406.00
3/31/98                                                 11577.00                    11686.00                    11861.00
4/30/98                                                 11537.00                    11803.00                    12025.00
5/29/98                                                 11517.00                    11600.00                    11684.00
6/30/98                                                 12267.00                    12072.00                    12400.00
7/31/98                                                 12167.00                    11943.00                    12317.00
8/31/98                                                 10756.00                    10216.00                    10469.00
9/30/98                                                 11336.00                    10871.00                    11273.00
10/30/98                                                12127.00                    11755.00                    12179.00
11/30/98                                                12777.00                    12467.00                    13106.00
12/31/98                                                14478.00                    13186.00                    14287.00
1/29/99                                                 15959.00                    13737.00                    15126.00
2/26/99                                                 15259.00                    13310.00                    14435.00
3/31/99                                                 16549.00                    13843.00                    15195.00
4/30/99                                                 16009.00                    14379.00                    15215.00
5/28/99                                                 15189.00                    14039.00                    14747.00
6/30/99                                                 16820.00                    14819.00                    15780.00
7/30/99                                                 16830.00                    14356.00                    15279.00
8/31/99                                                 16980.00                    14285.00                    15528.00
9/30/99                                                 16860.00                    13893.00                    15202.00
10/29/99                                                17680.00                    14772.00                    16350.00
11/30/99                                                19901.00                    15073.00                    17232.00
12/31/99                                                23604.00                    15960.00                    19025.00
1/31/00                                                 22693.00                    15159.00                    18133.00
2/29/00                                                 29147.00                    14872.00                    19019.00
3/31/00                                                 28466.00                    16326.00                    20380.00
4/30/00                                                 26675.00                    15835.00                    19411.00
5/31/00                                                 23924.00                    15510.00                    18433.00
6/30/00                                                 27186.00                    15893.00                    19830.00
7/31/00                                                 26125.00                    15644.00                    19003.00
8/31/00                                                 31028.00                    16616.00                    20724.00
9/30/00                                                 29817.00                    15739.00                    18764.00
10/31/00                                                27286.00                    15672.00                    17876.00
11/30/00                                                20562.00                    14437.00                    15241.00
12/31/00                                                21795.00                    14507.00                    14759.00
1/31/01                                                 21494.00                    15022.00                    15778.00
2/28/01                                                 17171.00                    13653.00                    13100.00
3/31/01                                                 15697.00                    12788.00                    11674.00
4/30/01                                                 17051.00                    13781.00                    13151.00
5/31/01                                                 17141.00                    13874.00                    12957.00
6/30/01                                                 16529.00                    13536.00                    12657.00
7/31/01                                                 16268.00                    13405.00                    12341.00
8/31/01                                                 15346.00                    12566.00                    11331.00
9/30/01                                                 14022.00                    11551.00                    10200.00
10/31/01                                                14774.00                    11772.00                    10735.00
11/30/01                                                16369.00                    12673.00                    11767.00
12/31/01                                                16680.00                    12784.00                    11744.00

                           LARGE CAP GROWTH PORTFOLIO

           TOTAL RETURNS
         FOR PERIODS ENDED                      S&P     RUSSELL 1000
        DECEMBER 31, 2001*           FUND       500        GROWTH
  -------------------------------  --------   -------   ------------
  One Year                         (23.47)%   (11.88)%    (20.42)%
  Annualized Since Inception**       13.52%     6.27%        4.06%
  Value of a $10,000 investment
   over Life of Fund**              $16,680   $12,784      $11,744
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the
    redemption of fund shares.
  **Inception December 19, 1997

[LARGE CAP VALUE PORTFOLIO LINE GRAPH]

                                                     LARGE CAP VALUE
                                                        PORTFOLIO                 RUSSELL 1000             RUSSELL 1000 VALUE
                                                     ---------------              ------------             ------------------
12/19/97                                                10000.00                    10000.00                    10000.00
12/31/97                                                10118.00                    10268.00                    10237.00
1/30/98                                                  9998.00                    10344.00                    10092.00
2/27/98                                                 10808.00                    11082.00                    10771.00
3/31/98                                                 11369.00                    11641.00                    11430.00
4/30/98                                                 11499.00                    11760.00                    11506.00
5/29/98                                                 11249.00                    11506.00                    11336.00
6/30/98                                                 11369.00                    11932.00                    11481.00
7/31/98                                                 11249.00                    11788.00                    11278.00
8/31/98                                                 10218.00                    10026.00                     9600.00
9/30/98                                                 10538.00                    10701.00                    10151.00
10/30/98                                                11489.00                    11547.00                    10937.00
11/30/98                                                12029.00                    12261.00                    11447.00
12/31/98                                                12190.00                    13042.00                    11836.00
1/29/99                                                 12190.00                    13508.00                    11931.00
2/26/99                                                 12072.00                    13079.00                    11762.00
3/31/99                                                 12532.00                    13580.00                    12006.00
4/30/99                                                 14191.00                    14148.00                    13127.00
5/28/99                                                 13881.00                    13842.00                    12983.00
6/30/99                                                 14009.00                    14548.00                    13360.00
7/30/99                                                 13624.00                    14104.00                    12969.00
8/31/99                                                 13281.00                    13971.00                    12487.00
9/30/99                                                 12607.00                    13587.00                    12051.00
10/29/99                                                12982.00                    14501.00                    12745.00
11/30/99                                                12479.00                    14874.00                    12645.00
12/31/99                                                12707.00                    15770.00                    12706.00
1/31/00                                                 11951.00                    15124.00                    12292.00
2/29/00                                                 10989.00                    15084.00                    11378.00
3/31/00                                                 11866.00                    16458.00                    12767.00
4/30/00                                                 12317.00                    15910.00                    12618.00
5/31/00                                                 11963.00                    15498.00                    12751.00
6/30/00                                                 12073.00                    15893.00                    12168.00
7/31/00                                                 12426.00                    15629.00                    12321.00
8/31/00                                                 13706.00                    16786.00                    13006.00
9/30/00                                                 13754.00                    16007.00                    13125.00
10/31/00                                                13401.00                    15814.00                    13448.00
11/30/00                                                12134.00                    14368.00                    12949.00
12/31/00                                                12823.00                    14542.00                    13597.00
1/31/00                                                 13022.00                    15020.00                    13650.00
2/28/01                                                 12377.00                    13619.00                    13270.00
3/31/01                                                 11757.00                    12714.00                    12801.00
4/30/01                                                 12451.00                    13736.00                    13429.00
5/31/01                                                 12451.00                    13829.00                    13731.00
6/30/01                                                 11918.00                    13517.00                    13426.00
7/31/01                                                 11658.00                    13332.00                    13398.00
8/31/01                                                 11149.00                    12519.00                    12861.00
9/30/01                                                 10492.00                    11458.00                    11956.00
10/31/01                                                10231.00                    11696.00                    11853.00
11/30/01                                                10963.00                    12597.00                    12542.00
12/31/01                                                11124.00                    12731.00                    12837.00

                           LARGE CAP VALUE PORTFOLIO

           TOTAL RETURNS
         FOR PERIODS ENDED                   RUSSELL   RUSSELL 1000
        DECEMBER 31, 2001*          FUND      1000        VALUE
  -------------------------------  -------   -------   ------------
  One Year                         (13.26)%  (12.45)%    (5.59)%
  Annualized Since Inception**       2.67%     6.17%       6.38%
  Value of a $10,000 investment
   over Life of Fund**             $11,124   $12,731     $12,837
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the
    redemption of fund shares.
  **Inception December 19, 1997

[AGGRESSIVE SMALL CAP EQUITY PORTFOLIO LINE GRAPH]

                                                  AGGRESSIVE SMALL CAP
                                                         EQUITY                   RUSSELL 2000             RUSSELL 2000 GROWTH
                                                  --------------------            ------------             -------------------
4/1/94                                                  10000.00                    10000.00                    10000.00
                                                        10229.00                    10059.00                    10015.00
                                                         9750.00                     9946.00                     9791.00
                                                         9521.00                     9609.00                     9370.00
                                                         9719.00                     9767.00                     9504.00
8/31/94                                                  9906.00                    10311.00                    10202.00
                                                        10427.00                    10276.00                    10245.00
                                                        10770.00                    10236.00                    10355.00
                                                        10957.00                     9822.00                     9936.00
12/31/94                                                11426.00                    10086.00                    10172.00
                                                        10614.00                     9959.00                     9965.00
                                                        11124.00                    10373.00                    10424.00
                                                        11655.00                    10552.00                    10729.00
4/30/95                                                 12258.00                    10787.00                    10891.00
                                                        12341.00                    10972.00                    11033.00
                                                        14048.00                    11541.00                    11794.00
                                                        16306.00                    12206.00                    12713.00
8/31/95                                                 15682.00                    12459.00                    12870.00
                                                        16514.00                    12681.00                    13135.00
                                                        15619.00                    12114.00                    12489.00
                                                        16348.00                    12623.00                    13040.00
12/31/95                                                16429.00                    12956.00                    13329.00
                                                        15481.00                    12942.00                    13219.00
                                                        16760.00                    13345.00                    13821.00
                                                        18007.00                    13617.00                    14095.00
4/30/96                                                 20939.00                    14345.00                    15177.00
                                                        22816.00                    14910.00                    15955.00
                                                        20971.00                    14298.00                    14918.00
                                                        17656.00                    13049.00                    13097.00
8/31/96                                                 18839.00                    13807.00                    14067.00
                                                        20321.00                    14346.00                    14791.00
                                                        19308.00                    14125.00                    14153.00
                                                        19287.00                    14707.00                    14547.00
12/31/96                                                18967.00                    15093.00                    14830.00
                                                        18935.00                    15394.00                    15201.00
                                                        17165.00                    15021.00                    14283.00
                                                        16014.00                    14312.00                    13275.00
4/30/97                                                 16024.00                    14352.00                    13121.00
                                                        18114.00                    15949.00                    15093.00
                                                        19255.00                    16633.00                    15605.00
                                                        20428.00                    17406.00                    16405.00
8/31/97                                                 20726.00                    17805.00                    16897.00
                                                        22027.00                    19108.00                    18245.00
                                                        21536.00                    18269.00                    17150.00
                                                        21579.00                    18150.00                    16741.00
12/31/97                                                21099.00                    18468.00                    16750.00
                                                        20097.00                    18177.00                    16527.00
                                                        21231.00                    19521.00                    17986.00
                                                        21798.00                    20326.00                    18740.00
4/30/98                                                 22035.00                    20438.00                    18855.00
                                                        21389.00                    19337.00                    17485.00
                                                        21890.00                    19378.00                    17664.00
                                                        20822.00                    17809.00                    16189.00
8/31/98                                                 16312.00                    14351.00                    12452.00
                                                        17222.00                    15474.00                    13714.00
                                                        17394.00                    16105.00                    14430.00
                                                        18673.00                    16949.00                    15549.00
12/31/98                                                21086.00                    17998.00                    16956.00
                                                        20980.00                    18237.00                    17719.00
                                                        18646.00                    16760.00                    16098.00
                                                        19345.00                    17022.00                    16671.00
4/30/99                                                 20730.00                    18547.00                    18143.00
                                                        21705.00                    18818.00                    18172.00
                                                        23682.00                    19669.00                    19129.00
                                                        22867.00                    19129.00                    18538.00
8/31/99                                                 22400.00                    18421.00                    17845.00
                                                        20450.00                    18425.00                    18189.00
                                                        21572.00                    18500.00                    18655.00
                                                        23228.00                    19604.00                    20627.00
12/31/99                                                27062.00                    21824.00                    24263.00
                                                        26407.00                    21473.00                    24037.00
                                                        31523.00                    25019.00                    29629.00
                                                        29479.00                    23370.00                    26515.00
4/30/00                                                 27930.00                    21963.00                    23838.00
                                                        22988.00                    20683.00                    21751.00
                                                        27529.00                    22486.00                    24560.00
                                                        23749.00                    21763.00                    22455.00
8/31/00                                                 28985.00                    23423.00                    24817.00
                                                        27582.00                    22735.00                    23585.00
                                                        24884.00                    21720.00                    21670.00
                                                        18045.00                    19491.00                    17736.00
12/31/00                                                19085.00                    21164.00                    18821.00
                                                        19443.00                    22266.00                    20344.00
                                                        14982.00                    20805.00                    17555.00
                                                        12884.00                    19788.00                    15959.00
4/30/01                                                 14501.00                    21336.00                    17913.00
                                                        14687.00                    21860.00                    18328.00
6/30/01                                                 15682.00                    22615.00                    18828.00
                                                        14516.00                    21391.00                    17222.00
                                                        14050.00                    20700.00                    16146.00
9/30/01                                                 12573.00                    17913.00                    13541.00
                                                        13180.00                    18962.00                    14844.00
                                                        13055.00                    20430.00                    16083.00
12/31/01                                                13282.00                    21691.00                    17084.00

                     AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                                       TOTAL RETURNS
                                     FOR PERIODS ENDED               RUSSELL   RUSSELL 2000
                                    DECEMBER 31, 2001*      FUND      2000        GROWTH
                                  -----------------------  -------   -------   ------------
                                  One Year                 (30.41)%    2.49%     (9.23)%
                                  Annualized 5 Year        (6.88)%     7.52%       2.87%
                                  Annualized Since
                                   Inception**               3.73%    10.50%       7.15%
                                  Value of a $10,000
                                   investment over Life
                                   of Fund**               $13,282   $21,691     $17,084
                                  * The total returns shown do not reflect the deduction of
                                    taxes that a shareholder would pay on fund
                                    distributions or the redemption of fund shares.
                                  **Inception April 1, 1994

      When all is said and done, it is clear that the market moves in cycles. Although it moves in varying frames of time, the market continually shifts its bias from growth to value and from value to growth. This is why proper asset allocation among both growth and value is so crucial over the long haul.

      Last year (2001) proved to be a frustrating year for Navellier growth portfolios, not only because of performance but because the intermittent market rallies throughout the year seemed to have no fundamental basis. As mentioned earlier, Navellier portfolios are designed to maintain superior fundamentals relative to the broad market (i.e., superior earnings growth, sales growth, profit margins, earnings surprise, etc.). Historically, those stocks with superior fundamentals will out-perform the broad market. However, during 2001 there were periods of time when stocks with inferior fundamentals actually performed better than those stocks with superior earnings. This is not how the stock market typically performs over longer periods of time. In fact, Navellier's 2001 under-performance can be attributed to two months of the year (January and October) when technology stocks surged. Admittedly, we missed these rallies. As a result, the Navellier Performance Funds under-performed their benchmarks. In looking forward to the year 2002 and beyond, we feel we are well positioned to fully participate in the economic recovery. As of December 31, 2001, the stocks in our funds offer strong earnings growth potential and are valued at price-to-earnings ("P/E") ratios below that of the market.

      Although the market may rally at times while ignoring fundamental values, history tells us that the stock market does not ignore fundamentals forever. There have been nine economic recessions since 1945 and we are currently in our tenth. Historically, the average recession lasts approximately 12 months. Considering that we are now in the 11th month of the current economic recession, we firmly believe that the recovery will commence this year. Additionally, low interest rates and low energy prices bode extremely well for economic recovery and expansion. And when a growth bias returns to the market, we anticipate explosive upside performance in our growth portfolios.

      The good news is that the U.S. economy's contraction has bottomed out. The bad news is that no one is quite sure of when the economic recovery will commence. In other words, the U.S. economy has merely stagnated. A few months ago, experts were predicting that the U.S. economic recovery would commence in the first quarter. Then a couple months ago, these same experts predicted that the economic recovery would arrive in the second quarter. Now these same experts are hoping, but no longer predicting that the U.S. economic recovery might happen in the second half of 2002.

      Leading economic indicators recently had their biggest jump in almost six years. However, last quarter's stock market rally was one of the primary reasons that leading economic indicators soared. Also, consumer confidence posted its biggest jump in three years. Housing starts remain strong, which is indicative that lower interest rates continue to stimulate the housing sector. So far in January, consumer spending on new vehicles remains healthy, apparently due to the average consumer's belief that the U.S. economy's problems are temporary. Although we admire the average consumer's optimism, we remain very concerned that last quarter's "0% auto financing" caused some consumers to over-extend themselves near-term.

      As of this writing, the S&P 500 is trading at over 40 times trailing earnings and with overall fourth quarter earnings reported so far down over 20%, many investors are very queasy. The Enron accounting scandal has the media scrutinizing many other flagship companies. A pessimist might say that the stock market is losing credibility and the over $4 trillion on the sidelines in money market accounts and short-term certificates of deposit will likely stay put. An optimist would point out that the stock market and cash reserves are highly correlated and that the stock market will likely rally due to all the money that the aggressive Federal Reserve Board easing has created. The truth of the matter is that the stock market is now getting smart and finally focusing on fundamentals.

      The flow of funds into the stock market will likely hold the key for a strong stock market rally in the upcoming months. Fortunately, after the stock market was plagued by outflows during the past 15 months, there were positive inflows into the stock market in the fourth quarter of 2001. As long as interest rates remain extremely low, we suspect that slowly, but surely, some of the more than $4 trillion on the sidelines in money market accounts and short-term certificates of deposit ("CDs") will continue to meander into the stock market. Future stock market performance is highly correlated to the level of cash reserves, so all the cash on the sidelines is a very good omen of potential future stock market performance.

      The rally in technology stocks that commenced a few months ago now has some technology companies trading at extremely high P/E ratios. Now that P/E ratios have soared, many high P/E ratio companies are now back on the acquisition bandwagon and are trying to manufacture earnings through acquisitions.

      In summary, uncertainty will likely prevail for the U.S. economy and the stock market because there is still no sign of exactly when an economic recovery will commence. Many companies that led the stock market in the past few months are now coming under increasing accounting scrutiny in the wake of the Enron fiasco. This accounting scrutiny will likely persist since we are now in an election year and the news media is having a field day sorting through all of Enron's seemingly endless political contributions to leading Democratic and Republican politicians. As a result, there are a lot of skeptical investors that may stay on the sidelines due to the fact that these accounting concerns hurt the stock market's credibility. The key to stimulating a big stock market rally will be a rise in investor confidence that unlocks much of the $4 trillion that is now on the sidelines in money market accounts and short-term CDs.

      Looking forward, we expect that the stock market will remain extremely selective until earnings visibility improves. Unfortunately, due to the fact that the U.S. economic recovery keeps getting postponed, investors are becoming increasingly impatient about when the overall corporate earnings environment will improve. About the only improvement on the earnings horizon is that overall corporate profits are expected to stabilize in the upcoming quarters. Overall, we are expecting that a very selective stock market rally will likely ensue in the upcoming months, with many stocks in our funds emerging as new market leaders.

      Overall, we are more confident than ever before. Our funds are characterized by steady earnings growth in a poor earnings environment and the price-to-earnings ratios of our stocks are, on average, substantially lower than the overall stock market. As a result, we believe we will see superior performance in the near future.

      We invite you to visit our web site at www.navellierperformancefunds.com and in particular encourage you to sign up for Marketmail* which is our weekly market commentary emailed to you every Friday. Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at
1.800.887.8671. We look forward to hearing from you.

Sincerely,

/s/ Louis G. Navellier
LOUIS G. NAVELLIER

/s/ Alan Alpers
ALAN ALPERS

 + Annualized since inception (November 26, 1996 - December 31, 2001)

 * There is no guarantee that the opinions expressed in this newsletter will come to pass.

This material has been preceded by a Navellier Performance Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index contains those Russell 1000 securities with a less-than-average growth orientation.

The Russell 2000 Index is an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell 2000 Value Index contains those Russell 2000 securities with a less-than-average growth orientation.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001

               AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 103.9%
AEROSPACE/DEFENSE -- 6.9%
    60,000  FLIR Systems, Inc.*            $    2,275,200
    75,000  Invision Technologies, Inc.*        2,234,250
    30,500  World Fuel Services Corp.             558,150
                                           --------------
                                                5,067,600
                                           --------------
AUDIO AND VIDEO PRODUCTS -- 1.9%
   100,000  Integrity, Inc.*                      630,000
    33,100  The Singing Machine Company,
              Inc.*                               750,046
                                           --------------
                                                1,380,046
                                           --------------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 6.8%
   100,000  Digital River, Inc.*                1,592,000
   127,000  Dynamics Research Corp.*            2,279,650
    50,000  Tier Technologies, Inc.*            1,078,000
                                           --------------
                                                4,949,650
                                           --------------
ENGINEERING AND CONSULTING SERVICES -- 6.6%
   100,000  First Consulting Group, Inc.*       1,550,000
   100,000  FTI Consulting, Inc.*               3,280,000
                                           --------------
                                                4,830,000
                                           --------------
FINANCIAL SERVICES -- 11.1%
    50,000  Deluxe Corp.                        2,079,000
   200,000  Interactive Data Corp.*             2,828,000
    60,000  The John Nuveen Co.                 3,208,800
                                           --------------
                                                8,115,800
                                           --------------
HEALTHCARE PRODUCTS AND SERVICES -- 3.0%
   125,000  MIM Corp.*                          2,225,000
                                           --------------
INDUSTRIAL GASES -- 4.1%
   200,000  Airgas, Inc.*                       3,024,000
                                           --------------
INSTRUMENTS -- 3.7%
    54,200  Neogen Corp.*                         981,020
    45,000  Waters Corp.*                       1,743,750
                                           --------------
                                                2,724,770
                                           --------------
MANUFACTURING -- 4.3%
   180,000  Griffon Corp.*                      2,700,000
    35,000  Sturm, Ruger & Co., Inc.              419,300
                                           --------------
                                                3,119,300
                                           --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 17.2%
    50,000  Boston Scientific Corp.*            1,206,000
   150,000  Cholestech Corp.*                   2,971,500
   100,000  Fischer Imaging Corp.*              1,204,000
    75,000  MedAmicus, Inc.*                    1,167,000
   100,000  Medical Action Industries
              Inc.*                             1,550,000
   150,000  Merit Medical Systems, Inc.*        2,802,000
   199,400  NMT Medical, Inc.*                  1,684,930
                                           --------------
                                               12,585,430
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
OFFICE EQUIPMENT AND SUPPLIES -- 1.9%
   150,000  Moore Corp.*                   $    1,425,000
                                           --------------
PAPER AND PACKAGING -- 4.8%
    50,000  Ball Corp.                          3,535,000
                                           --------------
PHARMACEUTICALS -- 9.0%
   134,000  Bradley Pharmaceuticals,
              Inc.*                             2,780,500
   250,000  Connectics Corp.*                   2,975,000
   100,000  SONUS Pharmaceuticals, Inc.*          808,000
                                           --------------
                                                6,563,500
                                           --------------
REAL ESTATE -- 2.9%
    50,000  Storage USA, Inc.                   2,105,000
                                           --------------
RESTAURANTS -- 2.9%
   100,000  Ryan's Family Steak Houses,
              Inc.*                             2,165,000
                                           --------------
RETAIL -- 13.1%
   200,000  Hollywood Entertainment
              Corp.*                            2,858,000
    75,000  Movie Gallery, Inc.*                1,827,000
   100,000  Ross Stores, Inc.                   3,208,000
   300,000  The Sports Authority, Inc.*         1,710,000
                                           --------------
                                                9,603,000
                                           --------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 3.7%
    90,000  Itron, Inc.*                        2,727,000
                                           --------------
TOTAL COMMON STOCKS
  (COST $67,891,268)                           76,145,096
                                           --------------
MONEY MARKET FUNDS -- 5.8%
 4,226,045  Fund for Government Investors
              (Cost $4,226,045)                 4,226,045
                                           --------------
TOTAL INVESTMENTS -- 109.7%
  (COST $72,117,313)                           80,371,141
Liabilities in Excess of Other
  Assets -- (9.7)%                             (7,115,358)
                                           --------------
NET ASSETS -- 100.0%                       $   73,255,783
                                           ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                          $   76,387,941
  Accumulated Net Realized Loss on
    Investments                               (11,385,986)
  Net Unrealized Appreciation of
    Investments                                 8,253,828
                                           --------------
NET ASSETS                                 $   73,255,783
                                           ==============
NET ASSET VALUE PER SHARE
  (Based on 5,196,880 Shares
    Outstanding)                                   $14.10
                                           ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001 (continued)

               MID CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                          Market Value
  Shares                                    (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 99.6%
AUTOMOTIVE -- 5.8%
    65,200  AutoZone, Inc.*              $    4,681,360
   157,000  Genuine Parts Co.                 5,761,900
                                         --------------
                                             10,443,260
                                         --------------
BANKING -- 3.4%
   122,000  North Fork Bancorporation,
              Inc.                            3,902,780
    90,000  SouthTrust Corp.                  2,220,300
                                         --------------
                                              6,123,080
                                         --------------
CASINO AND GAMING -- 2.1%
    55,000  International Game
              Technology*                     3,756,500
                                         --------------
CHEMICALS -- 2.1%
   135,000  Engelhard Corp.                   3,736,800
                                         --------------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 12.6%
    65,000  Affiliated Computer
              Services, Inc.*                 6,898,450
   239,000  Citrix Systems, Inc.*             5,415,740
    65,000  Electronic Arts, Inc.*            3,896,750
    96,000  Symantec Corp.*                   6,367,680
                                         --------------
                                             22,578,620
                                         --------------
DISTRIBUTION/WHOLESALE -- 2.0%
    85,000  Tech Data Corp.*                  3,678,800
                                         --------------
FINANCIAL SERVICES -- 10.1%
   163,000  Deluxe Corp.                      6,777,540
   170,000  H&R Block, Inc.                   7,599,000
    72,000  The John Nuveen Co.               3,850,560
                                         --------------
                                             18,227,100
                                         --------------
FOOD, BEVERAGE AND TOBACCO -- 4.9%
    95,000  Smithfield Foods, Inc.*           2,093,800
   145,000  Supervalu, Inc.                   3,207,400
   100,000  UST, Inc.                         3,500,000
                                         --------------
                                              8,801,200
                                         --------------
INSTRUMENTS -- 3.5%
   160,000  Waters Corp.*                     6,200,000
                                         --------------
MANUFACTURING -- 6.5%
   125,000  ITT Industries, Inc.              6,312,500
   115,400  Stanley Works                     5,374,178
                                         --------------
                                             11,686,678
                                         --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 5.6%
   240,000  Cytyc Corp.*                      6,264,000
    95,000  Patterson Dental Co.*             3,888,350
                                         --------------
                                             10,152,350
                                         --------------
OIL AND GAS SERVICES -- 5.6%
    96,200  Enterprise Products
              Partners L.P.                   4,526,210
   145,000  Kinder Morgan Energy
              Partners L.P.                   5,483,900
                                         --------------
                                             10,010,110
                                         --------------

-------------------------------------------------------
                                          Market Value
  Shares                                    (Note 1)
-------------------------------------------------------
-------------------------------------------------------
PHARMACEUTICALS -- 1.9%
    60,000  Biovail Corp.*               $    3,375,000
                                         --------------
RESTAURANTS -- 7.9%
   193,000  Darden Restaurants, Inc.          6,832,200
   150,000  Tricon Global Restaurants,
              Inc.*                           7,380,000
                                         --------------
                                             14,212,200
                                         --------------
RETAIL -- 8.0%
   160,000  Family Dollar Stores, Inc.        4,796,800
   119,500  Ross Stores, Inc.                 3,833,560
   143,000  The TJX Companies, Inc.           5,699,980
                                         --------------
                                             14,330,340
                                         --------------
SEMICONDUCTORS AND RELATED -- 17.6%
   275,000  ATI Technologies, Inc.*           3,492,500
    70,000  KLA-Tencor Corp.*                 3,469,200
   120,000  Microchip Technology, Inc.*       4,648,800
   100,000  NVIDIA Corp.*                     6,690,000
   103,360  QLogic Corp.*                     4,600,554
    85,000  Semtech Corp.*                    3,033,650
    96,000  Synopsys, Inc.*                   5,670,720
                                         --------------
                                             31,605,424
                                         --------------
TOTAL COMMON STOCKS
  (COST $161,719,293)                       178,917,462
                                         --------------
MONEY MARKET FUNDS -- 1.1%
 2,004,437  Fund for Government Investors
            (Cost $2,004,437)                 2,004,437
                                         --------------
TOTAL INVESTMENTS -- 100.7%
  (COST $163,723,730)                       180,921,899
Liabilities in Excess of Other
  Assets -- (0.7)%                           (1,200,915)
                                         --------------
NET ASSETS -- 100.0%                     $  179,720,984
                                         ==============
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Regular Class                        $  213,776,312
    I Class                                  23,701,418
  Accumulated Net Realized Loss on
    Investments                             (74,954,915)
  Net Unrealized Appreciation of
    Investments                              17,198,169
                                         --------------
NET ASSETS                               $  179,720,984
                                         ==============
  REGULAR CLASS                          $  165,560,939
                                         ==============
  I CLASS                                $   14,160,045
                                         ==============
NET ASSET VALUE PER SHARE:
  REGULAR CLASS
    (Based on 7,369,562 Shares
      Outstanding)                               $22.47
                                         ==============
  I CLASS
    (Based on 625,241 Shares
      Outstanding)                               $22.65
                                         ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001 (continued)

             AGGRESSIVE MICRO CAP PORTFOLIO
--------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
--------------------------------------------------------
COMMON STOCKS -- 97.2%
AEROSPACE/DEFENSE -- 3.6%
    22,500  EDO Corp.                     $      595,125
                                          --------------
AUTOMOTIVE -- 2.9%
    30,000  Aftermarket Technology
              Corp.*                             486,000
                                          --------------
BUILDING AND CONSTRUCTION -- 2.6%
    20,000  Hovnanian Enterprises, Inc.*         425,600
                                          --------------
CASINOS AND GAMING -- 4.5%
    30,000  Ameristar Casinos, Inc.*             751,500
                                          --------------
COMPUTER EQUIPMENT, SOFTWARE
  AND SERVICES -- 20.0%
    15,000  Activision, Inc. *                   390,150
    25,000  Borland Software Corp.*              391,500
    40,000  CryptoLogic, Inc.*                   710,000
    20,000  Electronics Boutique
              Holdings Corp.*                    798,800
    21,000  EPIQ Systems, Inc.*                  406,350
    28,000  Tier Technologies, Inc.*             603,680
                                          --------------
                                               3,300,480
                                          --------------
CONSUMER PRODUCTS AND
  SERVICES -- 2.9%
    10,000  Strayer Education, Inc               487,200
                                          --------------
ENGINEERING AND CONSULTING
  SERVICES -- 7.9%
    10,000  EMCOR Group, Inc.*                   454,000
    17,000  TRC Companies, Inc.*                 850,000
                                          --------------
                                               1,304,000
                                          --------------
FOOD, BEVERAGE AND TOBACCO -- 7.6%
    50,000  Cott Corp*                           795,000
     9,000  Panera Bread Co*                     468,360
                                          --------------
                                               1,263,360
                                          --------------
HEALTHCARE PRODUCTS AND
  SERVICES -- 4.0%
    30,000  Dynacq International, Inc.*          668,100
                                          --------------
MANUFACTURING -- 3.7%
    25,000  Matthews International Corp.         614,500
                                          --------------
MEDICAL EQUIPMENT AND
  SUPPLIES -- 5.8%
    20,000  CONMED Corp.*                        399,200
    15,000  Orthofix International N.V.*         556,537
                                          --------------
                                                 955,737
                                          --------------

--------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
--------------------------------------------------------
--------------------------------------------------------
OFFICE EQUIPMENT AND
  SUPPLIES -- 3.6%
    40,000  Global Imaging Systems,
              Inc.*                       $      597,200
                                          --------------
OIL AND GAS SERVICES -- 1.4%
    10,000  AmeriGas Partners, L.P               223,700
                                          --------------
RESTAURANTS -- 3.4%
    30,000  Landry's Restaurants, Inc.           559,500
                                          --------------
RETAIL -- 3.4%
    25,000  Circuit City Stores, Inc. --
              CarMax Group*                      568,500
                                          --------------
SEMICONDUCTORS AND RELATED -- 2.5%
    20,000  LTX Corp.*                           418,800
                                          --------------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 9.4%
    35,000  Catapult Communications
              Corp.*                             912,100
    21,000  Itron, Inc.*                         636,300
                                          --------------
                                               1,548,400
                                          --------------
TRANSPORTATION -- 8.0%
    22,000  Heartland Express, Inc.*             610,940
    37,500  Knight Transportation, Inc.*         704,250
                                          --------------
                                               1,315,190
                                          --------------
TOTAL COMMON STOCKS
  (COST $13,378,889)                          16,082,892
                                          --------------
TOTAL INVESTMENTS -- 97.2%
  (COST $13,378,889)                          16,082,892
   Other Assets Less Liabilities -- 2.8%         459,818
                                          --------------
NET ASSETS -- 100.0%                      $   16,542,710
                                          ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                         $   25,106,240
  Accumulated Net Realized Loss on
    Investments                              (11,267,533)
  Net Unrealized Appreciation of
    Investments                                2,704,003
                                          --------------
NET ASSETS                                $   16,542,710
                                          ==============
NET ASSET VALUE PER SHARE
  (Based on 716,234 Shares
    Outstanding)                                  $23.10
                                          ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001 (continued)

               SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 94.3%
APPAREL -- 2.2%
     3,200  K-Swiss, Inc.                  $   106,400
                                           -----------
AUTOMOTIVE -- 3.1%
     7,100  Lithia Motors, Inc.*               146,970
        50  Sonic Automotive, Inc.*              1,172
                                           -----------
                                               148,142
                                           -----------
BANKING -- 16.9%
     2,900  Arrow Financial Corp.               84,651
     2,700  East West Bancorp, Inc.             69,525
     3,500  Independent Bank Corp.              97,300
     3,800  MAF Bancorp, Inc.                  112,100
     5,300  Pacific Northwest Bancorp          108,438
     5,000  PennFed Financial Services,
              Inc.                             124,100
     2,100  Seacoast Banking Corp. of
              Florida                           97,440
     3,900  United Bankshares, Inc.            112,554
                                           -----------
                                               806,108
                                           -----------
BUILDING AND CONSTRUCTION -- 4.9%
     3,200  Beazer Homes USA, Inc.*            234,144
                                           -----------
CHEMICALS -- 2.3%
     5,300  Spartech Corp.                     108,915
                                           -----------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 2.3%
     4,600  MCSi, Inc.*                        107,870
                                           -----------
ELECTRONICS -- 6.2%
     9,700  Baldor Electric Company            202,730
     3,200  Genlyte Group, Inc.*                95,232
                                           -----------
                                               297,962
                                           -----------
ENGINEERING AND CONSULTING SERVICES -- 4.2%
     4,400  EMCOR Group, Inc.*                 199,760
                                           -----------
FINANCIAL SERVICES -- 8.3%
     5,200  Charter Municipal Mortgage
              Acceptance Co.                    84,500
     3,800  F.N.B. Corp.                       100,130
    12,100  WSFS Financial Corp.               209,935
                                           -----------
                                               394,565
                                           -----------
FOOD, BEVERAGE AND TOBACCO -- 11.5%
     2,800  American Italian Pasta Co.*        117,684
     8,900  Del Monte Foods Co.*                75,739
     3,500  Nash-Finch Co.                     108,850
     3,900  Papa John's International,
              Inc.*                            107,172
     6,400  Smithfield Foods, Inc.*            141,056
                                           -----------
                                               550,501
                                           -----------

-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
INSURANCE -- 3.6%
     4,800  AmerUs Group Co.               $   172,032
                                           -----------
MANUFACTURING -- 9.2%
     6,600  AptarGroup, Inc.                   231,198
     5,900  CIRCOR International, Inc.         108,855
     4,300  Ocular Sciences, Inc.*             100,190
                                           -----------
                                               440,243
                                           -----------
PRINTING -- 4.2%
    10,400  Consolidated Graphics, Inc.*       200,200
                                           -----------
REAL ESTATE -- 7.4%
     8,000  Anthracite Capital, Inc.            87,920
     4,700  Forest City Enterprises, Inc.      181,890
     4,300  Thornburg Mortgage, Inc.            84,710
                                           -----------
                                               354,520
                                           -----------
RETAIL -- 4.8%
     5,600  Circuit City Stores,
              Inc. -- CarMax Group*            127,344
     2,500  Fred's, Inc.                       102,400
                                           -----------
                                               229,744
                                           -----------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 3.2%
    11,000  Cable Design Technologies
              Corp.*                           150,480
                                           -----------
TOTAL COMMON STOCKS
  (COST $4,172,967)                          4,501,586
                                           -----------
MONEY MARKET FUNDS -- 6.7%
   318,247  Fund for Government Investors
              (Cost $318,247)                  318,247
                                           -----------
TOTAL INVESTMENTS -- 101.0%
  (COST $4,491,214)                          4,819,833
Liabilities in Excess of Other
  Assets -- (1.0)%                             (45,845)
                                           -----------
NET ASSETS -- 100.0%                       $ 4,773,988
                                           ===========
NET ASSETS CONSIST OF:
  Paid-in Capital                          $ 4,158,086
  Accumulated Net Realized Gain on
    Investments                                287,283
  Net Unrealized Appreciation of
    Investments                                328,619
                                           -----------
NET ASSETS                                 $ 4,773,988
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 390,455 Shares Outstanding)         $12.23
                                           ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001 (continued)

               LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 98.9%
APPAREL -- 1.4%
     5,100  NIKE, Inc.                     $      286,824
                                           --------------
COMPUTER EQUIPMENT, SOFTWARE
  AND SERVICES -- 21.5%
    25,000  Dell Computer Corp.*                  679,500
     6,500  Electronic Data Systems Corp.         445,575
    21,600  Emulex Corp.*                         853,416
     6,000  International Business
              Machines Corp.                      725,760
    10,000  Microsoft Corp.*                      662,700
    27,800  Peoplesoft, Inc.*                   1,117,560
                                           --------------
                                                4,484,511
                                           --------------
CONSUMER PRODUCTS AND SERVICES -- 8.7%
    38,000  Cendant Corp.*                        745,180
    16,100  eBay, Inc.*                         1,077,090
                                           --------------
                                                1,822,270
                                           --------------
FINANCIAL SERVICES -- 15.9%
    19,800  Concord EFS, Inc.*                    649,044
     9,100  Fifth Third Bancorp                   560,378
     9,900  John Hancock Financial
              Services, Inc.                      408,870
    16,800  Loews Corp.                           930,384
     9,000  USA Education, Inc.                   756,180
                                           --------------
                                                3,304,856
                                           --------------
FOOD, BEVERAGE AND TOBACCO -- 2.5%
    10,000  General Mills, Inc.                   520,100
                                           --------------
HEALTHCARE PRODUCTS AND SERVICES -- 11.6%
    17,000  Tenet Healthcare Corp.*               998,240
     7,200  Johnson & Johnson                     425,520
    14,000  UnitedHealth Group, Inc.              990,780
                                           --------------
                                                2,414,540
                                           --------------
MANUFACTURING -- 4.2%
    15,000  Tyco International, Ltd.              883,500
                                           --------------
OIL AND GAS SERVICES -- 2.2%
     5,085  ChevronTexaco Corp.                   455,667
                                           --------------
RECREATIONAL VEHICLES -- 2.9%
    11,000  Harley-Davidson, Inc.                 597,410
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
RETAIL -- 19.7%
     9,000  Best Buy Co., Inc.*            $      670,320
    20,400  Costco Wholesale Corp.*               905,352
     5,850  Kohl's Corp.*                         412,074
    10,700  Lowe's Companies, Inc.                496,587
    16,700  Sears, Roebuck and Co.                795,588
    21,000  TJX Companies, Inc.                   837,060
                                           --------------
                                                4,116,981
                                           --------------
SEMICONDUCTORS AND RELATED -- 6.2%
     7,000  KLA-Tencor Corp.*                     346,920
    15,500  Linear Technology Corp.               605,120
    20,000  Taiwan Semiconductor
              Manufacturing Co., Ltd.
              ADR*                                343,400
                                           --------------
                                                1,295,440
                                           --------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 2.1%
     8,500  QUALCOMM, Inc.*                       429,250
                                           --------------
TOTAL COMMON STOCKS (COST $19,042,837)
                                               20,611,349
                                           --------------
MONEY MARKET FUNDS -- 1.7%
   353,587  Fund for Government Investors
              (Cost $353,587)                     353,587
                                           --------------
TOTAL INVESTMENTS -- 100.6%
  (COST $19,396,424)                           20,964,936
Liabilities in Excess of Other
  Assets -- (0.6)%                               (130,111)
                                           --------------
NET ASSETS -- 100.0%                       $   20,834,825
                                           ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                          $   37,781,479
  Accumulated Net Realized Loss on
    Investments                               (18,515,166)
  Net Unrealized Appreciation of
    Investments                                 1,568,512
                                           --------------
NET ASSETS                                 $   20,834,825
                                           ==============
NET ASSET VALUE PER SHARE
  (Based on 1,252,561 Shares Outstanding)          $16.63
                                           ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001 (continued)

               LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 98.0%
AEROSPACE/DEFENSE -- 4.4%
       900  Lockheed Martin Corp.          $    42,003
                                           -----------
AUTOMOTIVE -- 0.2%
        60  Genuine Parts Co.                    2,202
                                           -----------
CONSUMER PRODUCTS AND SERVICES -- 11.1 %
       950  Avon Products, Inc.                 44,175
     2,550  Cendant Corp.*                      50,006
       300  The Clorox Co.                      11,865
                                           -----------
                                               106,046
                                           -----------
FINANCIAL SERVICES -- 16.8%
       550  Bank of America Corp.               34,623
       700  Freddie Mac                         45,780
        50  H&R Block, Inc.                      2,235
       400  Household International, Inc.       23,176
       100  John Hancock Financial
              Services, Inc.                     4,130
       950  MBIA, Inc.                          50,948
                                           -----------
                                               160,892
                                           -----------
FOOD, BEVERAGE AND TOBACCO -- 14.4%
       100  General Mills, Inc.                  5,201
       750  Philip Morris Companies, Inc.       34,388
     2,100  Sara Lee Corp.                      46,683
     1,000  Wm. Wrigley Jr. Co.                 51,370
                                           -----------
                                               137,642
                                           -----------
HEALTHCARE PRODUCTS AND SERVICES -- 4.6%
       265  Johnson & Johnson                   15,661
       400  UnitedHealth Group, Inc.            28,308
                                           -----------
                                                43,969
                                           -----------
INDUSTRIAL GASES -- 4.9%
     1,000  Air Products & Chemicals,
              Inc.                              46,910
                                           -----------
INSURANCE -- 8.7%
     1,900  AFLAC, Inc.                         46,664
       400  CIGNA Corp.                         37,060
                                           -----------
                                                83,724
                                           -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 5.2%
       300  Baxter International, Inc.          16,089
       345  Beckman Coulter, Inc.               15,284
       600  Biomet, Inc.                        18,540
                                           -----------
                                                49,913
                                           -----------

-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
OFFICE EQUIPMENT AND SUPPLIES -- 4.7%
        12  Imagistics International,
              Inc.*                        $       148
     1,200  Pitney Bowes, Inc.                  45,132
                                           -----------
                                                45,280
                                           -----------
RESTAURANTS -- 8.5%
     1,600  McDonalds Corp.                     42,352
       800  Tricon Global Restaurants,
              Inc.*                             39,360
                                           -----------
                                                81,712
                                           -----------
RETAIL -- 5.4%
     1,900  J.C. Penney Co., Inc.               51,110
                                           -----------
UTILITIES -- 9.1%
       300  American Electric Power Co.,
              Inc.                              13,059
       500  Cinergy Corp.                       16,715
       350  Consolidated Edison, Inc.           14,126
       400  Entergy Corp.                       15,644
       250  The Southern Co.                     6,337
       765  Xcel Energy, Inc.                   21,221
                                           -----------
                                                87,102
                                           -----------
TOTAL COMMON STOCKS
  (COST $928,428)                              938,505
                                           -----------
MONEY MARKET FUNDS -- 0.6%
     5,845  Fund for Government Investors
              (Cost $5,845)                      5,845
                                           -----------
TOTAL INVESTMENTS -- 98.6%
  (COST $934,273)                              944,350
    Other Assets Less Liabilities -- 1.4%       13,686
                                           -----------
NET ASSETS -- 100.0%                       $   958,036
                                           ===========
NET ASSETS CONSIST OF:
  Paid-in Capital                          $ 1,242,982
  Accumulated Net Realized Loss on
    Investments                               (295,023)
  Net Unrealized Appreciation of
    Investments                                 10,077
                                           -----------
NET ASSETS                                 $   958,036
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 107,817 Shares Outstanding)          $8.89
                                           ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001 (continued)

          AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 96.2%
AEROSPACE/DEFENSE -- 1.3%
     5,200  FLIR Systems, Inc.*            $      197,184
                                           --------------
BUILDING AND CONSTRUCTION -- 3.0%
     6,200  Ryland Group, Inc.                    453,840
                                           --------------
CASINOS AND GAMING -- 7.3%
    15,200  Argosy Gaming Co.*                    494,304
    16,200  Multimedia Games, Inc,*               615,438
                                           --------------
                                                1,109,742
                                           --------------
COMPUTER EQUIPMENT, SOFTWARE
  AND SERVICES -- 22.3%
    13,000  CACI International, Inc.*             513,305
    19,400  Digital River, Inc.*                  308,848
    14,100  Drexler Technology Corp.*             335,157
    12,600  GTECH Holdings Corp.*                 570,654
    19,500  Intrado, Inc.*                        522,600
     9,700  Kronos, Inc.*                         469,286
    14,600  MCSi, Inc.*                           342,370
    23,800  TeleTech Holdings, Inc.*              341,054
                                           --------------
                                                3,403,274
                                           --------------
ENGINEERING AND CONSULTING
  SERVICES -- 2.1%
     9,600  FTI Consulting, Inc.*                 314,880
                                           --------------
FINANCIAL SERVICES -- 2.8%
    13,800  American Home Mortgage
              Holdings, Inc.                      166,980
    12,200  Capitol Federal Financial             254,248
                                           --------------
                                                  421,228
                                           --------------
HEALTHCARE PRODUCTS AND
  SERVICES -- 3.5%
    23,600  Dynacq International, Inc.*           525,572
                                           --------------
INDUSTRIAL GASES -- 2.1%
    21,200  Airgas, Inc.*                         320,544
                                           --------------
INSTRUMENTS -- 2.4%
    20,600  Neogen Corp.*                         372,860
                                           --------------
MEDICAL EQUIPMENT, SUPPLIES,
  AND SERVICES -- 6.8%
    21,200  Medical Actions Industries,
              Inc.*                               328,600
    28,250  Merit Medical Systems, Inc.*          527,710
    22,900  PSS World Medical, Inc.*              186,864
                                           --------------
                                                1,043,174
                                           --------------
OIL AND GAS SERVICES -- 1.9%
    17,300  Frontier Oil Corp.                    287,872
                                           --------------
PAPER AND PACKAGING -- 3.1%
     6,600  Ball Corp.                            466,620
                                           --------------
PHARMACEUTICALS -- 9.3%
    12,000  Amarin Corp. ADR*                     208,500
    22,200  Bradley Pharmaceuticals,
              Inc.*                               460,650
     6,800  D&K Healthcare Resources,
              Inc.                                387,260
    10,300  Priority Healthcare Corp.*            362,457
                                           --------------
                                                1,418,867
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
RECREATIONAL VEHICLES -- 2.9%
    11,900  Winnebago Industries, Inc.     $      439,586
                                           --------------
RESTAURANTS -- 2.0%
    14,400  Ryan's Family Steakhouses,
              Inc.*                               311,760
                                           --------------
RETAIL -- 9.8%
     6,500  Fred's, Inc.                          266,240
    13,000  Movie Gallery, Inc.*                  316,680
     6,600  99 Cents Only Stores*                 251,460
     8,700  Tractor Supply Co.*                   296,496
    15,200  The Wet Seal, Inc.*                   357,960
                                           --------------
                                                1,488,836
                                           --------------
SEMICONDUCTORS AND RELATED -- 6.2%
    21,900  ESS Technology, Inc.*                 465,594
    15,900  Microsemi Corp.*                      472,230
                                           --------------
                                                  937,824
                                           --------------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 5.2%
    11,100  Itron, Inc.*                          336,330
    12,900  Mobile Telesystems*                   460,014
                                           --------------
                                                  796,344
                                           --------------
TRANSPORTATION -- 2.2%
    12,100  Heartland Express, Inc.*              336,017
                                           --------------
TOTAL COMMON STOCKS
  (COST $13,240,892)                           14,646,024
                                           --------------
MONEY MARKET FUNDS -- 0.8%
   123,550  Fund for Government Investors
              (Cost $123,550)                     123,550
                                           --------------
TOTAL INVESTMENTS -- 97.0%
  (COST $13,364,442)                       $   14,769,574
Other Assets Less Liabilities -- 3.0%             462,424
                                           --------------
NET ASSETS -- 100.0%                       $   15,231,998
                                           ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                          $   25,770,890
  Accumulated Net Realized Loss on
    Investments                               (11,944,024)
  Net Unrealized Appreciation of
    Investments                                 1,405,132
                                           --------------
NET ASSETS                                 $   15,231,998
                                           ==============
NET ASSET VALUE PER SHARE
  (Based on 1,786,322 Shares Outstanding)           $8.53
                                           ==============

------------------------------

* Non-income producing

ADR American Depository Receipts
                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001

                                                            AGGRESSIVE       MID CAP       AGGRESSIVE
                                                              GROWTH          GROWTH        MICRO CAP
                                                            PORTFOLIO       PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).....................................  $     99,503    $    381,117    $    30,381
   Dividends net of withholding tax (Note 1).............       730,660       2,000,495        106,269
                                                           ------------    ------------    -----------
     Total Investment Income.............................       830,163       2,381,612        136,650
                                                           ------------    ------------    -----------
 EXPENSES
   Investment Advisory Fee (Note 2)......................       611,698       1,745,763        150,833
   Administrative Fee (Note 2)...........................       182,053         207,829         44,891
   Distribution Plan Fees -- Regular Class (Note 4)......       182,053         471,962         44,891
   Transfer Agent and Custodian Fee (Note 3).............       135,081         340,578         60,896
   Shareholder Reports and Notices.......................        31,343         125,905         17,017
   Registration Fees.....................................        20,788          83,492         27,742
   Insurance Fees........................................        14,748          44,704          3,231
   Audit Fees............................................         6,300           6,300          6,300
   Trustees' Fees and Expenses (Note 2)..................         7,143           7,143          7,143
   Legal Fees............................................         6,428           6,428          6,428
   Other Expenses........................................         4,014           8,928          2,170
                                                           ------------    ------------    -----------
     Total Expenses......................................     1,201,649       3,049,032        371,542
     Less Expenses Reimbursed by Investment Adviser (Note
       2)................................................      (116,613)       (330,986)      (103,993)
                                                           ------------    ------------    -----------
       Net Expenses......................................     1,085,036       2,718,046        267,549
                                                           ------------    ------------    -----------
 NET INVESTMENT LOSS.....................................      (254,873)       (336,434)      (130,899)
                                                           ------------    ------------    -----------
 Net Realized Loss on Investment Transactions............    (9,099,335)    (53,679,300)    (5,675,002)
 Change in Net Unrealized Appreciation of Investments....    (2,480,799)    (24,508,738)     1,785,959
                                                           ------------    ------------    -----------
 NET LOSS ON INVESTMENTS.................................   (11,580,134)    (78,188,038)    (3,889,043)
                                                           ------------    ------------    -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $(11,835,007)   $(78,524,472)   $(4,019,942)
                                                           ============    ============    ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001

                                             SMALL CAP     LARGE CAP      LARGE CAP    AGGRESSIVE SMALL
                                               VALUE         GROWTH         VALUE         CAP EQUITY
                                             PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).......................  $  12,238    $     25,644    $   2,886      $    33,246
   Dividends (Note 1)......................     56,822         205,903       19,668           39,091
                                             ---------    ------------    ---------      -----------
     Total Investment Income...............     69,060         231,547       22,554           72,337
                                             ---------    ------------    ---------      -----------
 EXPENSES
   Investment Advisory Fee (Note 2)........     33,640         222,132        8,862          159,727
   Administrative Fee (Note 2).............     10,012          66,111        2,954           47,538
   Distribution Plan Fees (Note 4).........     10,012          66,111        2,954           47,538
   Transfer Agent and Custodian Fee (Note
     3)....................................     47,232          72,751       43,075           75,836
   Organizational Expense (Note 1).........     18,360          18,360       18,360               --
   Registration Fees.......................     17,869          30,277       17,808           21,833
   Trustees' Fees and Expenses (Note 2)....      7,143           7,143        7,143            7,143
   Legal Fees..............................      6,429           6,429        6,429            6,429
   Audit Fees..............................      6,300           6,300        6,300           10,000
   Shareholder Reports and Notices.........      2,747          21,122        1,903           48,323
   Insurance Fees..........................        515           5,487          246            5,098
   Other Expenses..........................        723           3,444          416            1,339
                                             ---------    ------------    ---------      -----------
     Total Expenses........................    160,982         525,667      116,450          430,804
     Less Expenses Reimbursed by Investment
       Adviser (Note 2)....................   (101,311)       (131,647)     (99,907)        (147,478)
                                             ---------    ------------    ---------      -----------
       Net Expenses........................     59,671         394,020       16,543          283,326
                                             ---------    ------------    ---------      -----------
 NET INVESTMENT INCOME (LOSS)..............      9,389        (162,473)       6,011         (210,989)
                                             ---------    ------------    ---------      -----------
 Net Realized Gain (Loss) on Investment
   Transactions............................    441,104     (14,555,778)    (159,534)      (9,270,069)
 Change in Net Unrealized Appreciation/
   Depreciation of Investments.............     28,298       4,237,420      (28,830)       1,386,275
                                             ---------    ------------    ---------      -----------
 NET GAIN (LOSS) ON INVESTMENTS............    469,402     (10,318,358)    (188,364)      (7,883,794)
                                             ---------    ------------    ---------      -----------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...............  $ 478,791    $(10,480,831)   $(182,353)     $(8,094,783)
                                             =========    ============    =========      ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   AGGRESSIVE GROWTH                MID CAP GROWTH
                                                       PORTFOLIO                       PORTFOLIO
                                                  FOR THE YEARS ENDED             FOR THE YEARS ENDED
                                                     DECEMBER 31,                    DECEMBER 31,
                                             -----------------------------   -----------------------------
                                                 2001            2000            2001            2000
                                             -------------   -------------   -------------   -------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.....................  $    (254,873)  $  (1,025,265)  $    (336,434)  $  (2,187,530)
   Net Realized Gain (Loss) on Investment
     Transactions..........................     (9,099,335)      5,128,839     (53,679,300)    (21,227,494)
   Change in Net Unrealized Appreciation of
     Investments...........................     (2,480,799)     (3,438,491)    (24,508,738)      6,031,902
                                             -------------   -------------   -------------   -------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations...........    (11,835,007)        665,083     (78,524,472)    (17,383,122)
                                             -------------   -------------   -------------   -------------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Realized Gain:
       Regular Class.......................             --     (14,102,160)             --      (3,510,520)
       I Class.............................             --              --              --        (295,384)
                                             -------------   -------------   -------------   -------------
                                                        --     (14,102,160)             --      (3,805,904)
                                             -------------   -------------   -------------   -------------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Regular Class.......................    150,873,005     152,111,538     221,183,096     463,679,016
       I Class.............................             --              --       5,840,632      28,824,576
   Reinvestment of Distributions:
       Regular Class.......................             --      13,991,106              --       3,380,026
       I Class.............................             --              --              --         294,096
   Cost of Shares Redeemed:
       Regular Class.......................   (152,927,618)   (155,548,611)   (244,942,950)   (324,704,413)
       I Class.............................             --              --      (9,821,891)     (1,405,268)
                                             -------------   -------------   -------------   -------------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions...     (2,054,613)     10,554,033     (27,741,113)    170,068,033
                                             -------------   -------------   -------------   -------------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS..............................    (13,889,620)     (2,883,044)   (106,265,585)    148,879,007
 NET ASSETS -- Beginning of Year...........     87,145,403      90,028,447     285,986,569     137,107,562
                                             -------------   -------------   -------------   -------------
 NET ASSETS -- End of Year.................  $  73,255,783   $  87,145,403   $ 179,720,984   $ 285,986,569
                                             =============   =============   =============   =============
 SHARES
   Sold:
       Regular Class.......................     10,975,786       7,708,647       9,035,895      13,756,733
       I Class.............................             --              --         232,927         841,120
   Issued in Reinvestment of Distributions:
       Regular Class.......................             --         909,773              --         115,861
       I Class.............................             --              --              --          10,048
   Redeemed:
       Regular Class.......................    (11,150,780)     (7,982,360)    (10,129,589)     (9,949,385)
       I Class.............................             --              --        (413,828)        (45,026)
                                             -------------   -------------   -------------   -------------
     Net Increase (Decrease) in Shares.....       (174,994)        636,060      (1,274,595)      4,729,351
                                             =============   =============   =============   =============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   AGGRESSIVE MICRO CAP             SMALL CAP VALUE
                                                        PORTFOLIO                      PORTFOLIO
                                                   FOR THE YEARS ENDED            FOR THE YEARS ENDED
                                                       DECEMBER 31,                  DECEMBER 31,
                                               ----------------------------   ---------------------------
                                                   2001           2000            2001           2000
                                               ------------   -------------   ------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)..............  $  (130,899)   $    (187,623)  $     9,389    $    (6,822)
   Net Realized Gain (Loss) on Investment
     Transactions............................   (5,675,002)      (5,592,531)      441,104         34,715
   Change in Net Unrealized Appreciation of
     Investments.............................    1,785,959         (284,007)       28,298        229,893
                                               ------------   -------------   -----------    -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations.............   (4,019,942)      (6,064,161)      478,791        257,786
                                               ------------   -------------   -----------    -----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income................           --               --       (16,426)        (2,976)
   From Net Realized Gain....................           --         (626,880)           --             --
                                               ------------   -------------   -----------    -----------
     Total Distributions to Shareholders.....           --         (626,880)      (16,426)        (2,976)
                                               ------------   -------------   -----------    -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares.........   44,845,031      130,430,463     9,463,455      2,760,438
   Reinvestment of Distributions.............           --          613,427        16,243          2,900
   Cost of Shares Redeemed...................  (53,473,862)    (101,030,726)   (7,132,274)    (2,285,971)
                                               ------------   -------------   -----------    -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions.....   (8,628,831)      30,013,164     2,347,424        477,367
                                               ------------   -------------   -----------    -----------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS................................  (12,648,773)      23,322,123     2,809,789        732,177
 NET ASSETS -- Beginning of Year.............   29,191,483        5,869,360     1,964,199      1,232,022
                                               ------------   -------------   -----------    -----------
 NET ASSETS -- End of Year...................  $16,542,710    $  29,191,483   $ 4,773,988    $ 1,964,199
                                               ============   =============   ===========    ===========
 SHARES
   Sold......................................    2,038,514        4,162,443       838,962        276,935
   Issued in Reinvestment of Distributions...           --           23,832         1,325            294
   Redeemed..................................   (2,402,343)      (3,368,867)     (630,425)      (232,576)
                                               ------------   -------------   -----------    -----------
     Net Increase (Decrease) in Shares.......     (363,829)         817,408       209,862         44,653
                                               ============   =============   ===========    ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                         LARGE CAP GROWTH              LARGE CAP VALUE
                                                             PORTFOLIO                    PORTFOLIO
                                                        FOR THE YEARS ENDED          FOR THE YEARS ENDED
                                                           DECEMBER 31,                 DECEMBER 31,
                                                    ---------------------------   -------------------------
                                                        2001           2000          2001          2000
                                                    ------------   ------------   -----------   -----------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)....................  $   (162,473)  $   (405,951)  $     6,011   $    14,186
  Net Realized Loss on Investment Transactions....   (14,555,778)    (3,959,388)     (159,534)     (107,856)
  Change in Net Unrealized Appreciation/
    Depreciation of Investments...................     4,237,420     (6,904,162)      (28,830)       88,585
                                                    ------------   ------------   -----------   -----------
    Net Decrease in Net Assets Resulting from
      Operations..................................   (10,480,831)   (11,269,501)     (182,353)       (5,085)
                                                    ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income......................            --             --        (8,810)      (20,250)
  From Net Realized Gain..........................            --       (107,968)           --            --
                                                    ------------   ------------   -----------   -----------
    Total Distributions to Shareholders...........            --       (107,968)       (8,810)      (20,250)
                                                    ------------   ------------   -----------   -----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares...............    27,238,340     79,600,081     2,375,536     2,612,107
  Reinvestment of Distributions...................            --        105,856         8,753        19,655
  Cost of Shares Redeemed.........................   (39,991,036)   (36,926,858)   (2,433,678)   (2,401,469)
                                                    ------------   ------------   -----------   -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Share Transactions...........   (12,752,696)    42,779,079       (49,389)      230,293
                                                    ------------   ------------   -----------   -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.......   (23,233,527)    31,401,610      (240,552)      204,958
NET ASSETS -- Beginning of Year...................    44,068,352     12,666,742     1,198,588       993,630
                                                    ------------   ------------   -----------   -----------
NET ASSETS -- End of Year.........................  $ 20,834,825   $ 44,068,352   $   958,036   $ 1,198,588
                                                    ============   ============   ===========   ===========
SHARES
  Sold............................................     1,619,400      2,905,525       245,897       254,022
  Issued in Reinvestment of Distributions.........            --          4,719           982         1,952
  Redeemed........................................    (2,395,090)    (1,418,881)     (255,013)     (235,245)
                                                    ------------   ------------   -----------   -----------
    Net Increase (Decrease) in Shares.............      (775,690)     1,491,363        (8,134)       20,729
                                                    ============   ============   ===========   ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                              AGGRESSIVE SMALL CAP EQUITY
                                                                       PORTFOLIO
                                                                  FOR THE YEARS ENDED
                                                                      DECEMBER 31,
                                                              ----------------------------
                                                                  2001            2000
                                                              ------------    ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss.......................................  $   (210,989)   $   (428,143)
  Net Realized Loss on Investment Transactions..............    (9,270,069)     (1,654,811)
  Change in Net Unrealized Appreciation of Investments......     1,386,275     (10,315,543)
                                                              ------------    ------------
    Net Decrease in Net Assets Resulting from Operations....    (8,094,783)    (12,398,497)
                                                              ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain....................................       (28,475)     (3,956,923)
                                                              ------------    ------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.........................    29,949,489      57,952,651
  Reinvestment of Distributions.............................        27,479       3,832,947
  Cost of Shares Redeemed...................................   (33,789,951)    (56,887,579)
                                                              ------------    ------------
    Net Increase (Decrease) in Net Assets Resulting from
      Share Transactions....................................    (3,812,983)      4,898,019
                                                              ------------    ------------
    TOTAL DECREASE IN NET ASSETS............................   (11,936,241)    (11,457,401)
NET ASSETS -- Beginning of Year.............................    27,168,239      38,625,640
                                                              ------------    ------------
NET ASSETS -- End of Year...................................  $ 15,231,998    $ 27,168,239
                                                              ============    ============
SHARES
  Sold......................................................     3,166,596       2,861,479
  Issued in Reinvestment of Distributions...................         3,241         310,863
  Redeemed..................................................    (3,595,658)     (2,866,456)
                                                              ------------    ------------
    Net Increase (Decrease) in Shares.......................      (425,821)        305,886
                                                              ============    ============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   AGGRESSIVE GROWTH
                                                                       PORTFOLIO
                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                    ------------------------------------------------
                                                     2001      2000      1999      1998       1997
                                                    -------   -------   -------   -------   --------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year...........   $16.22    $19.01    $14.82    $13.29     $12.25
                                                    -------   -------   -------   -------   --------
   Income from Investment Operations:
     Net Investment Loss..........................    (0.05)    (0.19)    (0.16)    (0.15)     (0.14)
     Net Realized and Unrealized Gain (Loss) on
       Investments................................    (2.07)     0.59      6.95      1.68       1.34
                                                    -------   -------   -------   -------   --------
   Total from Investment Operations...............    (2.12)     0.40      6.79      1.53       1.20
                                                    -------   -------   -------   -------   --------
 Distributions to Shareholders:
   From Net Realized Gain.........................       --     (3.19)    (2.60)       --      (0.16)
                                                    -------   -------   -------   -------   --------
   Net Increase (Decrease) in Net Asset Value.....    (2.12)    (2.79)     4.19      1.53       1.04
                                                    -------   -------   -------   -------   --------
   Net Asset Value -- End of Year.................   $14.10    $16.22    $19.01    $14.82     $13.29
                                                    =======   =======   =======   =======   ========
 TOTAL INVESTMENT RETURN..........................   (13.07)%    3.06%    46.11%    11.51%      9.77%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)..........     1.49%     1.49%     1.49%     1.68%      2.00%
   Expenses Before Reimbursement (Note 2).........     1.65%     1.63%     1.68%     1.89%      2.15%
   Net Investment Loss After Reimbursement (Note
     2)...........................................    (0.35)%   (1.11)%   (1.00)%   (0.92)%    (1.07)%
   Net Investment Loss Before Reimbursement (Note
     2)...........................................    (0.51)%   (1.26)%   (1.20)%   (1.13)%    (1.22)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate........................      535%      376%      702%      237%       247%
   Net Assets at End of Year (in thousands).......  $73,256   $87,145   $90,028   $81,404   $101,746
   Number of Shares Outstanding at End of Year (in
     thousands)...................................    5,197     5,372     4,736     5,491      7,657

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                MID CAP GROWTH
                                                                                  PORTFOLIO
                                             ------------------------------------------------------------------------------------
                                                                 CLASS A                                       CLASS I
                                             ------------------------------------------------        ----------------------------
                                                                                                       FOR THE         FOR THE
                                                     FOR THE YEARS ENDED DECEMBER 31,                 YEAR ENDED    PERIOD ENDED
                                             ------------------------------------------------        DECEMBER 31,   DECEMBER 31,
                                               2001       2000       1999      1998     1997             2001           2000*
                                             --------   --------   --------   ------   ------        ------------   -------------
 PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period...    $30.84     $30.20     $13.65   $12.43   $10.27           $30.95          $31.31
                                             --------   --------   --------   ------   ------          -------         -------
  Income from Investment Operations:
    Net Investment Income (Loss)...........     (0.05)     (0.25)     (0.08)   (0.06)   (0.06)            0.05           (0.08)
    Net Realized and Unrealized Gain (Loss)
      on Investments.......................     (8.32)      1.32(A)    17.40    1.59     2.75            (8.35)           0.15(A)
                                             --------   --------   --------   ------   ------          -------         -------
  Total from Investment Operations.........     (8.37)      1.07      17.32     1.53     2.69            (8.30)           0.07
                                             --------   --------   --------   ------   ------          -------         -------
 Distributions to Shareholders:
  From Net Realized Gain...................        --      (0.43)     (0.77)   (0.31)   (0.53)              --           (0.43)
                                             --------   --------   --------   ------   ------          -------         -------
  Net Increase (Decrease) in Net Asset
    Value..................................     (8.37)      0.64      16.55     1.22     2.16            (8.30)          (0.36)
                                             --------   --------   --------   ------   ------          -------         -------
  Net Asset Value -- End of Period.........    $22.47     $30.84     $30.20   $13.65   $12.43           $22.65          $30.95
                                             ========   ========   ========   ======   ======          =======         =======
 TOTAL INVESTMENT RETURN...................    (27.14)%     3.63%    126.97%   12.31%   26.18%          (26.82)%          0.31%(B)

 RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2)....      1.34%      1.34%      1.49%    1.66%    2.00%            0.99%           0.99%(C)
  Expenses Before Reimbursement (Note 2)...      1.50%      1.41%      1.69%    2.56%    3.27%            1.15%           1.06%(C)
  Net Investment Loss After Reimbursement
    (Note 2)...............................     (0.19)%    (0.87)%    (1.00)%  (0.38)%  (0.69)%           0.16%          (0.47)%(C)
  Net Investment Income (Loss) Before
    Reimbursement (Note 2).................     (0.35)%    (0.94)%    (1.23)%  (1.27)%  (1.96)%           0.00%(+)       (0.54)%(C)

 SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..................       261%       196%       208%     211%     163%             261%            196%
  Net Assets at End of Period (in
    thousands).............................  $165,561   $261,040   $137,108   $8,124   $8,373          $14,160         $24,947
  Number of Shares Outstanding at End of
    Period (in thousands)..................     7,370      8,463      4,540      595      673              625             806
 --------------------------------------

  (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
  (B) Total returns for periods of less than one year are not annualized.
  (C) Annualized

 * From Commencement of Operations February 2, 2000.
 (+) The net investment income ratio is less than 0.01%.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  AGGRESSIVE MICRO CAP
                                                                       PORTFOLIO
                                                 ------------------------------------------------------
                                                                                         FOR THE PERIOD
                                                   FOR THE YEARS ENDED DECEMBER 31,          ENDED
                                                 -------------------------------------    DECEMBER 31,
                                                  2001      2000      1999      1998         1997*
                                                 -------   -------   -------   -------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period......   $27.03    $22.35    $20.42    $20.40       $15.64
                                                 -------   -------   -------   -------      -------
   Income from Investment Operations:
     Net Investment Loss.......................    (0.18)    (0.14)    (0.28)    (0.14)       (0.05)
     Net Realized and Unrealized Gain (Loss) on
       Investments.............................    (3.75)     5.43(A)    3.27     0.16         5.17
                                                 -------   -------   -------   -------      -------
   Total from Investment Operations............    (3.93)     5.29      2.99      0.02         5.12
                                                 -------   -------   -------   -------      -------
 Distributions to Shareholders:
   From Net Realized Gain......................       --     (0.61)    (1.06)       --        (0.36)
                                                 -------   -------   -------   -------      -------
   Net Increase (Decrease) in Net Asset
     Value.....................................    (3.93)     4.68      1.93      0.02         4.76
                                                 -------   -------   -------   -------      -------
   Net Asset Value -- End of Period............   $23.10    $27.03    $22.35    $20.42       $20.40
                                                 =======   =======   =======   =======      =======
 TOTAL INVESTMENT RETURN.......................   (14.54)%   23.82%    14.79%     0.10%       32.76%(B)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2).......     1.49%     1.48%     1.49%     1.51%        1.55%(C)
   Expenses Before Reimbursement (Note 2)......     2.08%     1.84%     2.68%     2.50%        3.21%(C)
   Net Investment Loss After Reimbursement
     (Note 2)..................................    (0.72)%   (0.85)%   (1.06)%   (0.71)%      (0.54)%(C)
   Net Investment Loss Before Reimbursement
     (Note 2)..................................    (1.31)%   (1.21)%   (2.24)%   (1.70)%      (2.20)%(C)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.....................      203%      269%      190%      196%          86%
   Net Assets at End of Period (in
     thousands)................................  $16,543   $29,191    $5,869    $9,651      $10,190
   Number of Shares Outstanding at End of
     Period (in thousands).....................      716     1,080       263       473          500
 ----------------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one year are not annualized.
 (C) Annualized

 * From Commencement of Operations March 17, 1997.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      SMALL CAP VALUE
                                                                         PORTFOLIO
                                                     --------------------------------------------------
                                                                                         FOR THE PERIOD
                                                     FOR THE YEARS ENDED DECEMBER 31,        ENDED
                                                     ---------------------------------    DECEMBER 31,
                                                      2001     2000     1999     1998        1997*
                                                     ------   ------   ------   ------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period..........  $10.88    $9.06    $9.21   $10.12       $10.00
                                                     ------   ------   ------   ------       ------
   Income from Investment Operations:
     Net Investment Income (Loss)..................    0.02    (0.04)    0.19     0.07         0.01
     Net Realized and Unrealized Gain (Loss) on
       Investments.................................    1.37     1.88    (0.15)   (0.91)        0.12
                                                     ------   ------   ------   ------       ------
   Total from Investment Operations................    1.39     1.84     0.04    (0.84)        0.13
                                                     ------   ------   ------   ------       ------
 Distributions to Shareholders:
   From Net Investment Income......................   (0.04)   (0.02)   (0.19)   (0.07)       (0.01)
                                                     ------   ------   ------   ------       ------
   Net Increase (Decrease) in Net Asset Value......    1.35     1.82    (0.15)   (0.91)        0.12
                                                     ------   ------   ------   ------       ------
   Net Asset Value -- End of Period................  $12.23   $10.88    $9.06    $9.21       $10.12
                                                     ======   ======   ======   ======       ======
 TOTAL INVESTMENT RETURN...........................   12.79%   20.29%    0.44%   (8.28)%       1.25%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)...........    1.49%    1.48%    1.49%    1.53%        1.75%(B)
   Expenses Before Reimbursement (Note 2)..........    4.01%    8.62%    9.25%   13.01%        7.74%(B)
   Net Investment Loss After Reimbursement (Note
     2)............................................    0.23%   (0.56)%   2.42%    1.12%        1.94%(B)
   Net Investment Loss Before Reimbursement (Note
     2)............................................   (2.29)%  (7.70)%  (5.34)% (10.36)%      (4.03)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.........................     290%     148%      91%      85%           2%
   Net Assets at End of Period (in thousands)......  $4,774   $1,964   $1,232     $857         $101
   Number of Shares Outstanding at End of Period
     (in thousands)................................     390      181      136       93           10
 --------------------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 * From Commencement of Operation December 19, 1997.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   LARGE CAP GROWTH
                                                                      PORTFOLIO
                                               --------------------------------------------------------
                                                                                         FOR THE PERIOD
                                                  FOR THE YEARS ENDED DECEMBER 31,           ENDED
                                               ---------------------------------------    DECEMBER 31,
                                                2001       2000       1999       1998        1997*
                                               -------    -------    -------    ------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period....   $21.73     $23.59     $14.47    $10.25       $10.00
                                               -------    -------    -------    ------       ------
   Income from Investment Operations:
     Net Investment Income (Loss)............    (0.13)     (0.20)     (0.12)    (0.02)        0.01
     Net Realized and Unrealized Gain (Loss)
       on Investments........................    (4.97)     (1.61)      9.24      4.24         0.25
                                               -------    -------    -------    ------       ------
   Total from Investment Operations..........    (5.10)     (1.81)      9.12      4.22         0.26
                                               -------    -------    -------    ------       ------
 Distributions to Shareholders:
   From Net Investment Income................       --         --         --        --        (0.01)
   From Net Realized Gain....................       --      (0.05)        --        --           --
                                               -------    -------    -------    ------       ------
       Total Distributions to Shareholders...       --      (0.05)        --        --        (0.01)
                                               -------    -------    -------    ------       ------
   Net Increase (Decrease) in Net Asset
     Value...................................    (5.10)     (1.86)      9.12      4.22         0.25
                                               -------    -------    -------    ------       ------
   Net Asset Value -- End of Period..........   $16.63     $21.73     $23.59    $14.47       $10.25
                                               =======    =======    =======    ======       ======
 TOTAL INVESTMENT RETURN.....................   (23.47)%    (7.66)%    63.03%    41.17%        2.56%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2).....     1.49%      1.48%      1.49%     1.54%        1.90%(B)
   Expenses Before Reimbursement (Note 2)....     1.99%      1.76%      2.75%     9.11%        6.66%(B)
   Net Investment Loss After Reimbursement
     (Note 2)................................    (0.62)%    (1.14)%    (0.99)%   (0.43)%       2.40%(B)
   Net Investment Loss Before Reimbursement
     (Note 2)................................    (1.12)%    (1.43)%    (2.26)%   (8.00)%      (2.36)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...................      124%        54%        75%       80%          --
   Net Assets at End of Period (in
     thousands)..............................  $20,835    $44,068    $12,667    $2,402         $103
   Number of Shares Outstanding at End of
     Period (in thousands)...................    1,253      2,028        537       166           10
 --------------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 * From Commencement of Operation December 19, 1997.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     LARGE CAP VALUE
                                                                        PORTFOLIO
                                                 -------------------------------------------------------
                                                                                          FOR THE PERIOD
                                                    FOR THE YEARS ENDED DECEMBER 31,          ENDED
                                                 --------------------------------------    DECEMBER 31,
                                                  2001       2000      1999      1998         1997*
                                                 -------    ------    ------    -------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period......   $10.34    $10.43    $11.39     $10.11       $10.00
                                                 -------    ------    ------    -------       ------
   Income from Investment Operations:
     Net Investment Income.....................     0.05      0.12      0.21       0.16         0.01
     Net Realized and Unrealized Gain (Loss) on
       Investments.............................    (1.42)    (0.03)     0.27       1.91         0.11
                                                 -------    ------    ------    -------       ------
   Total from Investment Operations............    (1.37)     0.09      0.48       2.07         0.12
                                                 -------    ------    ------    -------       ------
 Distributions to Shareholders:
   From Net Investment Income..................    (0.08)    (0.18)    (0.21)     (0.16)       (0.01)
   From Net Realized Gain......................       --        --     (1.23)     (0.63)          --
                                                 -------    ------    ------    -------       ------
       Total Distributions to Shareholders.....    (0.08)    (0.18)    (1.44)     (0.79)       (0.01)
                                                 -------    ------    ------    -------       ------
   Net Increase (Decrease) in Net Asset
     Value.....................................    (1.45)    (0.09)    (0.96)      1.28         0.11
                                                 -------    ------    ------    -------       ------
   Net Asset Value -- End of Period............   $ 8.89    $10.34    $10.43     $11.39       $10.11
                                                 =======    ======    ======    =======       ======
 TOTAL INVESTMENT RETURN.......................   (13.26)%    0.92%     4.24%     20.48%        1.18%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2).......     1.40%     1.40%     1.40%      1.42%        1.50%(B)
   Expenses Before Reimbursement (Note 2)......     9.87%    10.00%    10.14%     14.34%        5.03%(B)
   Net Investment Income After Reimbursement
     (Note 2)..................................     0.51%     1.42%     2.10%      1.69%        3.09%(B)
   Net Investment Loss Before Reimbursement
     (Note 2)..................................    (7.96)%   (7.18)%   (6.63)%   (11.22)%      (0.45)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.....................      271%      175%       90%       256%          --
   Net Assets at End of Period (in
     thousands)................................     $958    $1,199      $994       $655         $101
   Number of Shares Outstanding at End of
     Period (in thousands).....................      108       116        95         58           10
 ----------------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 * From Commencement of Operation December 19, 1997.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                AGGRESSIVE SMALL CAP EQUITY
                                                                        PORTFOLIO*
                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                      -----------------------------------------------
                                                       2001      2000      1999      1998      1997
                                                      -------   -------   -------   -------   -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year.............   $12.28    $20.26    $15.99    $16.00    $17.79
                                                      -------   -------   -------   -------   -------
   Income from Investment Operations:
     Net Investment Loss............................    (0.12)    (0.19)    (0.24)    (0.15)    (0.30)
     Net Realized and Unrealized Gain (Loss) on
       Investments..................................    (3.61)    (5.77)     4.71      0.14      2.30(A)
                                                      -------   -------   -------   -------   -------
   Total from Investment Operations.................    (3.73)    (5.96)     4.47     (0.01)     2.00
                                                      -------   -------   -------   -------   -------
 Distributions to Shareholders:
   From Net Realized Gain...........................    (0.02)    (2.02)    (0.20)       --     (3.79)
                                                      -------   -------   -------   -------   -------
   Net Increase (Decrease) in Net Asset Value.......    (3.75)    (7.98)     4.27     (0.01)    (1.79)
                                                      -------   -------   -------   -------   -------
   Net Asset Value -- End of Year...................    $8.53    $12.28    $20.26    $15.99    $16.00
                                                      =======   =======   =======   =======   =======
 TOTAL INVESTMENT RETURN............................   (30.41)%  (29.47)%   28.34%    (0.06)%   11.24%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)............     1.49%     1.49%     1.49%     1.63%     2.33%
   Expenses Before Reimbursement (Note 2)...........     2.27%     1.86%     1.85%     1.98%     2.62%
   Net Investment Loss After Reimbursement (Note
     2).............................................    (1.11)%   (1.10)%   (1.21)%   (0.79)%   (1.37)%
   Net Investment Loss Before Reimbursement (Note
     2).............................................    (1.89)%   (1.47)%   (1.57)%   (1.13)%   (1.64)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..........................      224%      240%      240%      145%      184%
   Net Assets at End of Year (in thousands).........  $15,232   $27,168   $38,626   $47,259   $72,879
   Number of Shares Outstanding at End of Year (in
     thousands).....................................    1,786     2,212     1,906     2,955     4,555
 ---------------------------------------------------

 * Financial Highlights include the performance of the Navellier Aggressive Small Cap Equity Portfolio, a series of the Navellier Series Fund, which reorganized on July 24, 1998, as a series of the Navellier Performance Funds.

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

1. Significant Accounting Policies

     The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of seven separate portfolios, each with its own investment objectives and policies: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company portfolio, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio, the Large Cap Value Portfolio, a diversified open-end management company portfolio and the Aggressive Small Cap Equity Portfolio, a diversified open-end management company portfolio.

     The Mid Cap Growth Portfolio consists of two shares of classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees and other class specific transfer agent fees, which are charged only to Regular Class.

     The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

     The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

        (e) Organizational expenses of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, and the Large Cap Value Portfolio totaling $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 2001, the unamortized organization costs of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, and the Large Cap Value Portfolio were $18,360, $18,360, and $18,360, respectively.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Aggressive Small Cap Equity Portfolio, 0.75% of the daily net assets of the Large Cap Value Portfolio. The Adviser receives an annual fee equal to 0.25% of average daily net assets of the Aggressive Growth, the Aggressive Micro Cap, the Small Cap Value, the Large Cap Growth, the Large Cap Value and the Aggressive Small Cap Equity Portfolios, and 0.10% of the average daily net assets of the Mid Cap Growth Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Large Cap Value Portfolio, Mid Cap Growth Portfolio -- Regular Class and the Mid Cap Growth Portfolio -- I Class which are limited to 1.40%, 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the Aggressive Small Cap Equity Portfolio totaling $116,613, $330,986, $103,993, $101,311, $131,647,
$99,907 and $147,478, respectively.

     At December 31, 2001, the statement of net assets includes the following amounts payable to the Adviser and Distributor:

                                                                                                        AGGRESSIVE
                              AGGRESSIVE    MID CAP    AGGRESSIVE   SMALL CAP   LARGE CAP   LARGE CAP   SMALL CAP
                                GROWTH      GROWTH     MICRO CAP      VALUE      GROWTH       VALUE       EQUITY
                              PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                              ----------   ---------   ----------   ---------   ---------   ---------   ----------
Adviser.....................   $68,619     $142,501     $16,007      $4,265      $19,842      $849       $14,344
                               =======     ========     =======      ======      =======      ====       =======
Distributor.................   $   531     $  1,153     $   119      $   33      $   145      $  7       $   106
                               =======     ========     =======      ======      =======      ====       =======

     Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Fund pays each of its Trustees not affiliated with the Adviser $12,500 annually. For the year ended December 31, 2001, Trustees' fees and expenses totaled $50,000.

3. Transfer Agent and Custodian

     FBR National Bank & Trust, formerly Rushmore Trust and Savings, FSB, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the Aggressive Small Cap Equity Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

5. Securities Transactions

     For the year ended December 31, 2001, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                                                            AGGRESSIVE
                        AGGRESSIVE      MID CAP      AGGRESSIVE     SMALL CAP     LARGE CAP    LARGE CAP     SMALL CAP
                          GROWTH         GROWTH       MICRO CAP       VALUE        GROWTH        VALUE        EQUITY
                        PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                       ------------   ------------   -----------   -----------   -----------   ----------   -----------
Purchases............  $385,952,073   $522,679,441   $35,742,856   $12,936,219   $32,950,762   $2,982,212   $41,699,511
                       ============   ============   ===========   ===========   ===========   ==========   ===========
Sales................  $380,099,654   $528,713,236   $42,355,098   $10,728,581   $43,674,186   $2,967,246   $46,255,339
                       ============   ============   ===========   ===========   ===========   ==========   ===========

6. Unrealized Appreciation of Investments

     Unrealized appreciation as of December 31, 2001, based on the cost for Federal income tax purposes is as follows:

                                                                  AGGRESSIVE      MID CAP      AGGRESSIVE
                                                                    GROWTH         GROWTH       MICRO CAP
                                                                   PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                  -----------   ------------   -----------
      Gross Unrealized Appreciation.............................  $ 9,413,155   $ 19,406,093   $ 2,761,696
      Gross Unrealized Depreciation.............................   (1,388,085)    (2,835,595)     (255,106)
                                                                  -----------   ------------   -----------
      Net Unrealized Appreciation...............................  $ 8,025,070   $ 16,570,498   $ 2,506,590
                                                                  ===========   ============   ===========
      Cost of Investments for Federal Income Tax Purposes.......  $72,346,071   $164,351,401   $13,576,302
                                                                  ===========   ============   ===========

                                                                                                AGGRESSIVE
                                                         SMALL CAP     LARGE CAP    LARGE CAP    SMALL CAP
                                                           VALUE        GROWTH        VALUE       EQUITY
                                                         PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                         ----------   -----------   ---------   -----------
      Gross Unrealized Appreciation....................  $  376,144   $ 1,996,921   $ 31,618    $ 2,019,137
      Gross Unrealized Depreciation....................     (47,525)     (428,409)   (22,754)      (614,005)
                                                         ----------   -----------   --------    -----------
      Net Unrealized Appreciation......................  $  328,619   $ 1,568,512   $  8,864    $ 1,405,132
                                                         ==========   ===========   ========    ===========
      Cost of Investments for Federal Income Tax
        Purposes.......................................  $4,491,214   $19,396,424   $935,486    $13,364,442
                                                         ==========   ===========   ========    ===========

7. Federal Income Tax

     Permanent differences between tax and financial reporting of net investment income and net realized gain/loss are reclassified. As of December 31, 2001, net investment losses and equilization debits were reclassified to paid-in-capital and accumulated net realized gain/loss on investment transactions as follows:

                                                                                                      AGGRESSIVE
                            AGGRESSIVE    MID CAP    AGGRESSIVE   SMALL CAP   LARGE CAP   LARGE CAP   SMALL CAP
                              GROWTH      GROWTH     MICRO CAP      VALUE      GROWTH       VALUE       EQUITY
                            PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                            ----------   ---------   ----------   ---------   ---------   ---------   ----------
Reduction of paid-in
  capital.................  $(254,873)   $(336,434)  $(130,899)         --    $(162,473)   $(2,799)   $(210,989)
Reduction of accumulated
  realized gain...........         --           --          --     $ 8,409           --         --           --

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     At December 31, 2001, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                   AGGRESSIVE      MID CAP     AGGRESSIVE
                                                                     GROWTH        GROWTH       MICRO CAP
      EXPIRES DECEMBER 31,                                          PORTFOLIO     PORTFOLIO     PORTFOLIO
      --------------------                                         -----------   -----------   -----------
      2008.......................................................  $        --   $ 8,346,460   $ 1,886,067
      2009.......................................................   11,798,811    62,147,472     9,184,053
                                                                   -----------   -----------   -----------
                                                                   $11,798,811   $70,493,932   $11,070,120
                                                                   ===========   ===========   ===========

                                                                    LARGE CAP     LARGE CAP    AGGRESSIVE
                                                                     GROWTH         VALUE       SMALL CAP
                                                                    PORTFOLIO     PORTFOLIO      EQUITY
      EXPIRES DECEMBER 31,                                                                      PORTFOLIO
      --------------------                                         -----------   -----------   -----------
      2008.......................................................  $ 1,490,607   $   129,401   $        --
      2009.......................................................   16,907,142       164,408    11,943,858
                                                                   -----------   -----------   -----------
                                                                   $18,397,749   $   293,809   $11,943,858
                                                                   ===========   ===========   ===========

     On December 12, 2001, the Aggressive Small Cap Equity Portfolio paid a long-term distribution of $0.015654 per share to shareholders as of record on December 11, 2001. On December 28, 2001, the Small Cap Value Portfolio and the Large Cap Value Portfolio paid ordinary income distributions of $0.041782 and $0.079448, respectively, to shareholders as of record on December 27, 2001.

     The tax character of distributions paid during 2001 was as follows:

                                                                                      AGGRESSIVE
                                                                SMALL     LARGE CAP   SMALL CAP
                                                              CAP VALUE     VALUE       EQUITY
                                                              PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                              ---------   ---------   ----------
Distributions paid from:
  Ordinary income...........................................   $16,426     $8,810           --
  Long-term capital gains...................................        --         --      $28,475
                                                               -------     ------      -------
                                                               $16,426     $8,810      $28,475
                                                               =======     ======      =======

     The tax character of distributions paid during 2000 was as follows:

                                                           AGGRESSIVE     MID CAP     AGGRESSIVE     SMALL
                                                             GROWTH        GROWTH     MICRO CAP    CAP VALUE
                                                            PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                           -----------   ----------   ----------   ---------
Distributions paid from:
  Ordinary income........................................  $14,102,160   $3,805,904    $370,857     $2,976
  Long-term capital gains................................           --           --     256,023         --
                                                           -----------   ----------    --------     ------
                                                           $14,102,160   $3,805,904    $626,880     $2,976
                                                           ===========   ==========    ========     ======

                                                                                      AGGRESSIVE
                                                              LARGE CAP   LARGE CAP   SMALL CAP
                                                               GROWTH       VALUE       EQUITY
                                                              PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                              ---------   ---------   ----------
Distributions paid from:
  Ordinary income...........................................        --     $20,250            --
  Long-term capital gains...................................  $107,968          --    $3,956,923
                                                              --------     -------    ----------
                                                              $107,968     $20,250    $3,956,923
                                                              ========     =======    ==========

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

                                                  AGGRESSIVE     MID CAP     AGGRESSIVE     SMALL
                                                    GROWTH       GROWTH      MICRO CAP    CAP VALUE
                                                  PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                  ----------   -----------   ----------   ---------
Undistributed ordinary income...................  $       --   $        --   $       --   $167,008
Undistributed long-term gain....................          --            --           --    120,274
Unrealized appreciation.........................   8,253,828    17,198,169    2,704,003    328,619
                                                  ----------   -----------   ----------   --------
                                                  $8,253,828   $17,198,169   $2,704,003   $615,901
                                                  ==========   ===========   ==========   ========

                                                                                       AGGRESSIVE
                                                              LARGE CAP    LARGE CAP   SMALL CAP
                                                                GROWTH       VALUE       EQUITY
                                                              PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                              ----------   ---------   ----------
Unrealized appreciation.....................................  $1,568,512    $10,077    $1,405,132
                                                              ==========    =======    ==========

8. Borrowing Agreement

     The Funds have a short-term borrowing agreement with FBR National Bank & Trust which may be drawn upon for temporary purposes. At December 31, 2001, the Aggressive Micro Cap Portfolio had borrowings outstanding of $355,725 on which it paid interest at an annualized rate of 0.50%.

9. Litigation

     The former Trustees of the Navellier Series Fund, which was merged into the Aggressive Small Cap Equity Portfolio (the "Portfolio") on July 24, 1998 have made a demand to be indemnified for their attorneys fees and costs which they claim to be approximately $4 million, in connection with a class action lawsuit filed against them by shareholders of the Portfolio. The current Trustees of the Navellier Performance Funds (the "Fund") and the legal counsel to the Fund do not believe the former Trustees have a valid claim. However, if such claim is determined by a court to be valid, only the assets of the Portfolio would be subject to such claim and not the assets of any other Portfolio to the Fund. However, even then, Navellier Management, Inc. ("NMI") has agreed that, if any such claim were determined to be valid, NMI, not the Portfolio, would pay such claim.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
(unaudited)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8671.

--------------------------------------------------------------------------------------------------------------------
NAME                                       NO. OF                                                         OTHER
AGE                            TERM OF    FUNDS IN                                                    TRUSTEESHIPS/
ADDRESS                      OFFICE AND   COMPLEX                                                     DIRECTORSHIPS
POSITION WITH TRUST            TENURE     OVERSEEN     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
 Louis Navellier*            Trustee and     12      Mr. Navellier is and has been the CEO and        None
 44                          President               President of Navellier & Associates Inc., an
 One East Liberty            since May               investment management company since 1988; CEO
 Third Floor                 10, 1993                and President of Navellier Management, Inc., an
 Reno, NV 89501                                      investment management company since May 10,
 Trustee and President                               1993; CEO and President of Navellier
                                                     International Management, Inc., an investment
                                                     management company, since May 10, 1993; CEO and
                                                     President of Navellier Securities Corp. since
                                                     May 10, 1993; CEO and President of Navellier
                                                     Fund Management, Inc., an investment management
                                                     company, since November 30, 1995; and has been
                                                     editor of MPT Review from August 1987 to the
                                                     present and was publisher and editor of the
                                                     predecessor investment advisory newsletter OTC
                                                     Insight, which he began in 1980 and wrote
                                                     through July 1987.
--------------------------------------------------------------------------------------------------------------------
 Arnold Langsen              Trustee          7      Professor Langsen is currently retired. He was   None
 82                          since 1995              Professor Emeritus of Financial Economics,
 2206 209th Place N.E.                               School of Business, California State University
 Sammamish, WA 98074                                 at Hayward (1973-1992); Visiting Professor,
 Trustee                                             Financial Economics, University of California
                                                     at Berkeley (1984-1987).
--------------------------------------------------------------------------------------------------------------------
 Barry Sander                Trustee         11      Currently retired as of December 1, 1998,        None
 53                          since 1995              formerly he was the President and CEO of Ursa
 1835 Ashland Mine Rd.                               Major Inc., a stencil manufacturing firm and
 Ashland, OR 97520                                   had been for the past nine years.
 Trustee
--------------------------------------------------------------------------------------------------------------------
 Joel Rossman                Trustee         11      Currently retired as of March 15, 1998.          None
 52                          since 1995              Formerly he was President and CEO of Personal
 2921 California                                     Stamp Exchange, Inc., a manufacturer, designer
 San Francisco, CA 94115                             and distributor of rubber stamp products. He
 Trustee                                             had been President and CEO of Personal Stamp
                                                     Exchange for the preceding 10 years.
--------------------------------------------------------------------------------------------------------------------
 Jacques Delacroix           Trustee         11      Professor of Business Administration, Leavy      None
 59                          since 1995              School of Business, Santa Clara University
 519 Chestnut Street                                 (1983- present).
 Santa Cruz, CA 95060
 Trustee
--------------------------------------------------------------------------------------------------------------------
 Arjen Kuyper*               Treasurer       12      Mr. Kuyper is COO of Navellier & Associates,     None
 45                          since 1995              Inc. and has been since September 1, 1998.
 One East Liberty                                    Prior to that he was operations manager for
 Third Floor                                         Navellier & Associates, Inc. since 1992 and
 Reno, NV 89501                                      operations manager for Navellier Management,
 Treasurer                                           Inc. and for Navellier Securities Corp., since
                                                     1993.
--------------------------------------------------------------------------------------------------------------------

*Interested Person

Each Trustee will hold office until the Trust's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER PERFORMANCE FUNDS
RENO, NEVADA

      We have audited the accompanying statements of net assets of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio, Navellier Large Cap Value Portfolio and Navellier Aggressive Small Cap Equity Portfolio, each a series of shares of The Navellier Performance Funds as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio, Navellier Large Cap Value Portfolio and Navellier Aggressive Small Cap Equity Portfolio as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 15, 2002

       Custodian & Transfer Agent               Navellier Offices

        FBR National Bank & Trust               c/o Navellier Securities Corp.
            4922  Fairmont Avenue               One East Liberty, Third Floor
               Bethesda, MD 20814               Reno, Nevada 89501

              800-622-1386 E.S.T.               800-887-8671  P.S.T.